As filed with the Securities and Exchange Commission on April 27, 2000.
                                                      1933 Act File No: 33-82080
                                                      1940 Act File No: 811-8664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.        11                 [X]
                                            ----
                                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       13                 [X]
                                            ----

                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  5901 Executive Drive, Lansing, Michigan 48911
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 394-3400
--------------------------------------------------------------------------------

                                            With a copy to:
         Thomas J. Meyer                    Judith A. Hasenauer
         Vice Pres. & General Counsel       Principal
         Jackson National Life              Blazzard, Grodd &
              Insurance Company             Hasenauer, P.C.
         5901 Executive Dr.                 P.O. Box 5108
         Lansing, MI  48911                 Westport, CT  06881
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2000 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         ---------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Advertising; Appendix A -
                                                 Condensed Financial
                                                 Information

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Purchases

11.  Redemptions                                 Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 27 Series of the JNL Series Trust and 12 Series of the JNL Variable Fund LLC. Two different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

PERSPECTIVE (R)

FIXED AND VARIABLE ANNUITY
JACKSON NATIONAL LIFE(R) DEFINED STRATEGIES
VARIABLE ANNUITY(SM)

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL SEPARATE ACCOUNT - I

o    Individual, flexible premium deferred annuity
o 4 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)

o Investment divisions which purchase shares of the following series of mutual funds:

     JNL SERIES TRUST

         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series


     JNL VARIABLE FUND LLC

          JNL/First Trust The Dow(SM) Target 5 Series JNL/First Trust The Dow(SM) Target 10 Series JNL/First Trust The S&P(R) Target 10 Series JNL/First Trust Global Target 15 Series JNL/First Trust Target 25 Series JNL/First Trust Target Small-Cap Series JNL/First Trust Technology Sector Series JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series JNL/First Trust Energy Sector Series JNL/First Trust Leading Brands Sector Series JNL/First Trust Communications Sector Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR JACKSON NATIONAL LIFE DEFINED STRATEGIES VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


MAY 1, 2000

"Dow Jones", "Dow Jones Industrial Average(SM)", "DJIA(SM)", "The Dow 10(SM)", and "The Dow 5(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow Target 10 Series.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First
     Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
     o THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;
     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;
     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/First Trust The S&P(R) Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account


Investment Divisions


Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

Appendix A

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002

         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692

         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911


THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts and/or the investment divisions but you may not put your money in more than eighteen of the investment options plus the guaranteed accounts during the life of your contract.


EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.40% of
                                    the daily value of the contracts invested in
                                    the   investment   divisions.   During   the
                                    accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                    There are also investment charges which range from .20% to 1.18%, on an annual basis, of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.


INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment options you had during the accumulation phase.


DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

FREE LOOK                           If you cancel your  contract  within  twenty
                                    days after  receiving it (or whatever period
                                    is required in your state), Jackson National
                                    will  return the  amount  your  contract  is
                                    worth on the day we  receive  your  request.
                                    This may be more or less than your  original
                                    payment.   If  required   by  law,   Jackson
                                    National will return your premium.


TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE


OWNER TRANSACTION EXPENSES1


   Withdrawal Charge (as a percentage of premium payments):
   Years Since Premium Payment   0     1     2     3      4     5      6      7+
   Charge                        7%    6%    5%    4%     3%    2%     1%     0%

   Transfer Fee:
   $25 for each transfer in excess of 15 in a contract year

   Contract Maintenance Charge:
   $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

SERIES ANNUAL EXPENSES
(as a percentage of the series average net assets)



                                                                    Management
                                                                       and                      Total Series
                                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- --------------
JNL/Alger Growth Series ........................................      1.07%            0%       1.07%
JNL/Alliance Growth Series .....................................       .88%            0%        .88%
JNL/Eagle Core Equity Series ...................................       .99%            0%        .99%
JNL/Eagle SmallCap Equity Series ...............................      1.05%            0%       1.05%
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Series ..........       .90%            0%        .90%
JNL/Janus Aggressive Growth Series .............................      1.01%            0%       1.01%
JNL/Janus Balanced Series ......................................      1.05%            0%       1.05%
JNL/Janus Capital Growth Series ................................      1.03%            0%       1.03%
JNL/Janus Global Equities Series ...............................      1.06%            0%       1.06%
JNL/Putnam Growth Series .......................................       .97%            0%        .97%
JNL/Putnam International Equity Series .........................      1.18%            0%       1.18%
JNL/Putnam Midcap Growth Series ................................      1.05%            0%       1.05%
JNL/Putnam Value Equity Series .................................       .98%            0%        .98%
JNL/S&P Conservative Growth Series I* ..........................       .20%            0%        .20%
JNL/S&P Moderate Growth Series I* ..............................       .20%            0%        .20%
JNL/S&P Aggressive Growth Series I* ............................       .20%            0%        .20%
JNL/S&P Very Aggressive Growth Series I* .......................       .20%            0%        .20%
JNL/S&P Equity Growth Series I* ................................       .20%            0%        .20%
JNL/S&P Equity Aggressive Growth Series I* .....................       .20%            0%        .20%
PPM America/JNL Balanced Series ................................       .82%            0%        .82%
PPM America/JNL High Yield Bond Series .........................       .82%            0%        .82%
PPM America/JNL Money Market Series ............................       .70%            0%        .70%
Salomon Brothers/JNL Global Bond Series ........................       .95%            0%        .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series .....       .80%            0%        .80%
T. Rowe Price/JNL Established Growth Series ....................       .93%            0%        .93%
T. Rowe Price/JNL Mid-Cap Growth Series ........................      1.03%            0%       1.03%
T. Rowe Price/JNL Value Series .................................      1.00%            0%       1.00%
JNL/First Trust The Dow(SM) Target 5 Series ....................       .85%            0%        .85%
JNL/First Trust The Dow(SM) Target 10 Series ...................       .85%            0%        .85%
JNL/First Trust The S&P(R)Target 10 Series .....................       .85%            0%        .85%
JNL/First Trust Global Target 15 Series ........................       .90%            0%        .90%
JNL/First Trust Target 25 Series ...............................       .85%            0%        .85%
JNL/First Trust Target Small-Cap Series ........................       .85%            0%        .85%
JNL/First Trust Technology Sector Series .......................       .85%            0%        .85%
JNL/First Trust Pharmaceutical/Healthcare Sector Series ........       .85%            0%        .85%
JNL/First Trust Financial Sector Series ........................       .85%            0%        .85%
JNL/First Trust Energy Sector Series ...........................       .85%            0%        .85%
JNL/First Trust Leading Brands Sector Series ...................       .85%            0%        .85%
JNL/First Trust Communications Sector Series ...................       .85%            0%        .85%
-----------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Trust and JNL Variable Fund LLC by Jackson National Financial Services, LLC. The JNL/First Trust Global Target 15 Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.
--------
1  See "Contract Charges"


* Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.


The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I.....................  1.134%
         JNL/S&P Moderate Growth Series I.........................  1.151%
         JNL/S&P Aggressive Growth Series I.......................  1.176%
         JNL/S&P Very Aggressive Growth Series I..................  1.180%
         JNL/S&P Equity Growth Series I...........................  1.187%
         JNL/S&P Equity Aggressive Growth Series I................  1.184%

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a)  if you surrender your contract at the end of each time period;
     (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.



                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

JNL/Alger Growth Division                                               (a)       $  25   $  78     $ 133     $ 283
                                                                        (b)          95     128       163       283
JNL/Alliance Growth Division                                            (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/Eagle Core Equity Division                                          (a)          24      75       129       275
                                                                        (b)          94     125       159       275
JNL/Eagle SmallCap Equity Division                                      (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Aggressive Growth Division                                    (a)          25      76       130       277
                                                                        (b)          95     126       160       277
JNL/Janus Balanced Division                                             (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Capital Growth Division                                       (a)          25      76       131       279
                                                                        (b)          95     126       161       279
JNL/Janus Global Equities Division                                      (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/J.P. Morgan Enhanced S&P(R)500 Stock Index Division                 (a)          23      72       123       263
                                                                        (b)          93     122       153       263
JNL/Putnam Growth Division                                              (a)          24      75       128       273
                                                                        (b)          94     125       158       273
JNL/Putnam International Equity Division                                (a)          26      81       138       293
                                                                        (b)          96     131       168       293
JNL/Putnam Midcap Growth Division                                       (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Putnam Value Equity Division                                        (a)          24      75       128       274
                                                                        (b)          94     125       158       274
JNL/S&P Conservative Growth Division I                                  (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Moderate Growth Division I                                      (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Aggressive Growth Division I                                    (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Very Aggressive Growth Division I                               (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Growth Division I                                        (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Aggressive Growth Division I                             (a)          16      51        88       192
                                                                        (b)          86     101       118       192
PPM America/JNL Balanced Division                                       (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL High Yield Bond Division                                (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL Money Market Division                                   (a)          22      66       114       245
                                                                        (b)          92     116       144       245
Salomon Brothers/JNL Global Bond Division                               (a)          24      74       127       271
                                                                        (b)          94     124       157       271
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          23      69       119       255
                                                                        (b)          93     119       149       255
T. Rowe Price/JNL Established Growth Division                           (a)          24      73       126       269
                                                                        (b)          74      73       156       269
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          25      76       131       279
                                                                        (b)          95     126       161       279
T. Rowe Price/JNL Value Division                                        (a)          25      75       129       276
                                                                        (b)          95     125       159       276
JNL/First Trust The Dow(SM) Target 5 Division                           (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust The Dow(SM) Target 10 Division                          (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust The S&P(R)Target 10 Division                            (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Global Target 15 Division                               (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/First Trust Target 25 Division                                      (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Target Small-Cap Division                               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Technology Sector Division                              (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Financial Sector Division                               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Energy Sector Division                                  (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Leading Brands Sector Division                          (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Communications Sector Division                          (a)          23      71       122       261
                                                                        (b)          93     121       152       261
---------------------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.


A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.


THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:


o the financial statements of the Separate Account for the year ended December 31, 1999
o the financial statements of Jackson National for the year ended December 31, 1999

The Separate Account's financial statements for the year ended December 31, 1999, and the financial statements of Jackson National for the year ended December 31, 1999, have been audited by KPMG LLP, independent accountants.



THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.


The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.


The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.


The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:

JNL Series Trust
     JNL/Alger Growth Series
     JNL/Alliance Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Balanced Series
     JNL/Janus Capital Growth Series
     JNL/Janus Global Equities Series
     JNL/J.P. Morgan Enhanced S&P(R) 500 Stock Index Series
     JNL/Putnam Growth Series
     JNL/Putnam International Equity Series
     JNL/Putnam Midcap Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I

     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very  Aggressive  Growth  Series I
     JNL/S&P  Equity  Growth Series I
     JNL/S&P Equity  Aggressive  Growth  Series I
     PPM  America/JNL  Balanced  Series
     PPM America/JNL  High Yield Bond Series
     PPM  America/JNL  Money  Market  Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series

     T. Rowe Price/JNL Mid-Cap Growth Series
     T. Rowe Price/JNL Value Series


JNL Variable Fund LLC
     JNL/First Trust The Dow(SM) Target 5 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial Average(SM) which have the lowest per share price of the companies with the ten highest dividend yields on a pre-determined selection date.
     JNL/First Trust The Dow(SM) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average(SM) which have the highest dividend yields on a pre-determined selection date.
     JNL/First Trust The S&P(R) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in The S&P 500 Index on a pre-determined selection date.
     JNL/First Trust Global Target 15 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of The Dow Jones Industrial Average(SM), the Financial Times Industrial Ordinary Share Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index on a pre-determined selection date.
     JNL/First Trust Target 25 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange on a pre-determined selection date.
     JNL/First Trust Target Small-Cap Series - seeks a high total return through capital appreciation by investing in a portfolio of common stocks of 40 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market on a pre-determined selection date.
     JNL/First Trust Technology Sector Series
     JNL/First Trust Pharmaceutical/Healthcare Sector Series
     JNL/First Trust Financial Sector Series
     JNL/First Trust Energy Sector Series
     JNL/First Trust Leading Brands Sector Series
     JNL/First Trust Communications Sector Series

The series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                               Series


Alliance Capital Management L.P.          JNL/Alliance Growth Series


Fred Alger Management, Inc.               JNL/Alger Growth Series

Eagle Asset Management, Inc.              JNL/Eagle Core Equity Series
                                          JNL/Eagle SmallCap Equity Series


Janus Capital Corporation                 JNL/Janus Aggressive Growth Series
                                          JNL/Janus Balanced Series
                                          JNL/Janus Capital Growth Series
                                          JNL/Janus Global Equities Series

J.P. Morgan Investment Management Inc.    JNL/J.P. Morgan Enhanced S&P 500(R)
                                          Stock Index Series

Putnam Investment Management, Inc.        JNL/Putnam Growth Series
                                          JNL/Putnam International Equity Series
                                          JNL/Putnam Midcap Growth Series
                                          JNL/Putnam Value Equity Series


Standard & Poor's Investment
Advisory Services, Inc.
                                          JNL/S&P Conservative Growth Series I
                                          JNL/S&P Moderate Growth Series I
                                          JNL/S&P Aggressive Growth Series I
                                          JNL/S&P Very Aggressive Growth
                                          Series I
                                          JNL/S&P Equity Growth Series I
                                          JNL/S&P Equity Aggressive Growth
                                          Series I

PPM America, Inc.                         PPM America/JNL Balanced Series
                                          PPM America/JNL High Yield Bond Series
                                          PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc     Salomon Brothers/JNL Global Bond
                                          Series
                                          Salomon Brothers/JNL U.S. Government &
                                          Quality Bond Series


T. Rowe Price Associates, Inc.            T. Rowe Price/JNL Established Growth
                                          Series
                                          T. Rowe Price/JNL Mid-Cap Growth
                                          Series
                                          T. Rowe Price/JNL Value Series


First Trust Advisors L.P.                 JNL/First Trust The Dow(SM) Target 5
                                          Series
                                          JNL/First Trust The Dow(SM) Target 10
                                          Series
                                          JNL/First Trust The S&P(R)Target 10
                                          Series
                                          JNL/First Trust Global Target 15
                                          Series
                                          JNL/First Trust Target 25 Series
                                          JNL/First Trust Target Small-Cap
                                          Series
                                          JNL/First Trust Technology Sector
                                          Series
                                          JNL/First Trust Pharmaceutical/
                                          Healthcare Sector Series
                                          JNL/First Trust Financial Sector
                                          Series
                                          JNL/First Trust Energy Sector Series
                                          JNL/First Trust Leading Brands Sector
                                          Series
                                          JNL/First Trust Communications Sector
                                          Series


The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional investment divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.


SUBSTITUTION. Jackson National may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.


CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted.


This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o to waive the withdrawal charge in the event of your death; and o to provide both a standard and an enhanced death benefit prior to the income date.


The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.


CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract.
o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).
o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

o        $5,000 under most circumstances
o        $2,000 for a qualified plan contract
o        The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o        $500
o        $50 under the automatic payment plan
o You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract.


Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of money invested in the particular investment division;


     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.


TRANSFERS


You can transfer money among the guaranteed accounts and the investment divisions during the accumulation phase. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o        by making either a partial or complete withdrawal, or
o        by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.


Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment division.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
b)   trading on the New York Stock Exchange is restricted;
c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,
d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.


Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).


At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;


     2. the 3% assumed investment rate used in the annuity table for the contract; and


     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.


     Additional Options - Other income options may be made available by Jackson National.

DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. Joint owners must be spouses (unless otherwise permitted by state law). The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

----------
* (4% if the owner is age 70 or older at the date of issue)

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.


The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.


If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.


A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment divisions. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.


Furthermore, under the Contract you may invest in the JNL Variable Fund LLC, including one or more of the following Series: JNL/First Trust The Dow(SM) Target 5 Series, JNL/First Trust the Dow(SM) Target 10 Series, JNL/First Trust the S&P(R) Target 10 Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Target 25 Series and JNL/First Trust Target Small-Cap Series (Target Series).

The investment strategy employed by one or more of the Series in the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. A pre-set number of stocks meeting such criteria (ranging from five in one series to forty in another) are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund LLC prospectus.)

It is unknown what level of investment management must be exercised by a manager of a Target Series and what amount of investment diversification of a Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by you.


If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


Jackson National does not currently charge for participation in this program. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.


FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.
o Standardized average annual total return is calculated in accordance with SEC guidelines.
o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.


QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ............................................ 2

Services ................................................................... 2

Purchase of Securities Being Offered ....................................... 3

Underwriters ............................................................... 3

Calculation of Performance ................................................. 3

Additional Tax Information .................................................10

Income Payments; Net Investment Factor .....................................20

Financial Statements .......................................................22

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1999 have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements for the periods ended December 31, 1998, 1997, 1996 and 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                 1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                            $19.86         $13.82          $11.11          $9.93         $10.00
    End of period                                  $26.20         $19.86          $13.82         $11.11          $9.93
  Accumulation units outstanding
  at the end of period                         12,779,325      7,704,990       5,908,446      3,310,810         12,285

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                            $15.77         $13.72          $10.52         $10.00         N/A(c)
    End of period                                  $19.21         $15.77          $13.72         $10.52         N/A(c)
  Accumulation units outstanding
  at the end of period                          3,154,438      1,829,363         766,516         84,895         N/A(c)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                            $13.98         $14.00          $11.12         $10.00         N/A(c)
    End of period                                  $16.44         $13.98          $14.00         $11.12         N/A(c)
  Accumulation units outstanding
  at the end of period                          3,152,948      2,274,545         857,946         71,014         N/A(c)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                            $20.62         $13.26          $11.95         $10.20         $10.00
    End of period                                  $39.54         $20.62          $13.26         $11.95         $10.20
  Accumulation units outstanding
  at the end of period                         13,399,786      6,839,305       5,371,379      2,355,530          4,008

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)


INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                      1999           1998           1997            1996          1995(A)
------------------------------------------------------------------------------------------------------------------------------

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                            $17.94         $13.46          $11.87         $10.34         $10.00
    End of period                                  $39.66         $17.94          $13.46         $11.87         $10.34
  Accumulation units outstanding
  at the end of period                         12,048,149      5,849,883       5,132,743      2,985,668          1,587

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                            $19.92         $15.93          $13.57         $10.48         $10.00
    End of period                                  $32.33         $19.92          $15.93         $13.57         $10.48
  Accumulation units outstanding
  at the end of period                         15,866,078     11,242,198       9,067,277      3,090,234          4,778

JNL/J.P. Morgan Enhanced S&P 500(R) Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Putnam Growth Division (d)
  Accumulation unit value:
    Beginning of period                            $21.13         $15.88          $13.22         $10.58         $10.00
    End of period                                  $26.96         $21.13          $15.88         $13.22         $10.58
  Accumulation units outstanding
  at the end of period                         14,056,305      8,348,592       5,207,294      1,682,604            571

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                            $13.46         $11.94          $11.78         $10.49         $10.00
    End of period                                  $17.53         $13.46          $11.94         $11.78         $10.49
  Accumulation units outstanding
  at the end of period                          5,507,406      4,828,701       4,406,642      2,039,430          3,096

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                            $17.29         $15.59          $12.98         $10.59         $10.00
    End of period                                  $16.87         $17.29          $15.59         $12.98         $10.59
  Accumulation units outstanding
  at the end of the period                     16,357,203     10,899,898       6,925,507      1,330,288          3,944

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.36         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $12.21         $10.36          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          5,873,298        967,674          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.52         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $13.15         $10.52          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          8,312,453      1,198,566          N/A(f)         N/A(f)         N/A(f)

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.77         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $14.38         $10.77          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          2,790,656        410,888          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $11.07         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $16.25         $11.07          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          1,438,910        220,495          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.53         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $14.87         $10.53          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          3,994,657        478,149          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.64         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $15.24         $10.64          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          1,183,888        304,127          N/A(f)         N/A(f)         N/A(f)

PPM America/JNL Balanced Division (d)
  Accumulation unit value:
    Beginning of period                            $14.31         $13.19          $11.29         $10.34         $10.00
    End of period                                  $14.10         $14.31          $13.19         $11.29         $10.34
  Accumulation units outstanding
  at the end of period                          9,940,416      6,574,171       4,486,973      2,120,529         12,871

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                            $13.06         $12.75          $11.26         $10.11         $10.00
    End of period                                  $13.02         $13.06          $12.75         $11.26         $10.11
  Accumulation units outstanding
  at the end of period                          9,672,921      7,350,674       4,711,051      1,147,840            100

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                            $11.12         $10.74          $10.37         $10.03         $10.00
    End of period                                  $11.48         $11.12          $10.74         $10.37         $10.03
  Accumulation units outstanding
  at the end of period                         11,491,181      4,713,958       3,855,123      2,193,176         14,608


INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                            $12.94         $12.80          $11.74         $10.41         $10.00
    End of period                                  $12.99         $12.94          $12.80         $11.74         $10.41
  Accumulation units outstanding
  at the end of the period                      3,970,746      3,166,154       2,603,857        911,885          3,128

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                            $12.00         $11.12          $10.33         $10.21         $10.00
    End of period                                  $11.53         $12.00          $11.12         $10.33         $10.21
  Accumulation units outstanding
  at the end of period                          7,963,550      5,006,001       2,090,575        902,055          1,275

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                            $20.14         $15.99          $12.53         $10.36         $10.00
    End of period                                  $24.19         $20.14          $15.99         $12.53         $10.36
  Accumulation units outstanding
  at the end of period                         14,057,518     10,399,047       7,218,789      2,500,896         10,564

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                            $17.58         $14.68          $12.59         $10.37         $10.00
    End of period                                  $21.50         $17.58          $14.68         $12.59         $10.37
  Accumulation units outstanding
  at the end of period                         11,658,193      9,941,003       8,031,753      3,585,051          5,120

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust The Dow(SM) Target 5 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $7.74         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            497,804         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust The Dow(SM) Target 10 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $8.67         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            898,160         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                  $10.98         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            836,713         N/A(g)          N/A(g)         N/A(g)         N/A(g)


INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Global Target 15 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $8.93         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            227,870         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Target 25 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $8.24         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            225,236         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                  $12.29         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            170,871         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Technology Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                  $15.28         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            512,510         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Pharmaceutical/Healthcare
Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $9.67         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            418,359         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Financial Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $8.91         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            280,321         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Energy Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                  $10.20         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                             74,681         N/A(g)          N/A(g)         N/A(g)         N/A(g)

JNL/First Trust Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $9.48         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            176,274         N/A(g)          N/A(g)         N/A(g)         N/A(g)

INVESTMENT DIVISIONS          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                  1999           1998           1997            1996          1995(A)
----------------------------------------------------------------------------------------------------------

JNL/First Trust Communications Sector Division
  Accumulation unit value:
    Beginning of period           $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                 $14.99         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period           336,879         N/A(g)          N/A(g)         N/A(g)         N/A(g)

(a) The Separate  Account  commenced  operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The Dow(SM) Target 5 Division, the JNL/First Trust The Dow(SM) Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2000




            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                           PAGE


General Information and History...............................................2
Services......................................................................2
Purchase of Securities Being Offered..........................................3
Underwriters..................................................................3
Calculation of Performance....................................................3
Additional Tax Information...................................................10
Income Payments; Net Investment Factor ......................................20
Financial Statements ........................................................22

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.


The JNL/First Trust The S&P Target 10 Division is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES


Jackson National is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National. These changes were put into effect by Jackson National as of the date referenced above. Neither Jackson National nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each investment portfolio (except the PPM America/JNL Money Market Division) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                                                                                                   Date of Initial
                                                                                                    Investment in
                                                                               One Year Period      Corresponding
                                                                               Ended December         Series to
                                                                                  31, 1999        December 31, 1999*
                                                                                  --------        ------------------

JNL/Alger Growth Division ..................................................       24.91%               25.91%
JNL/Alliance Growth Division ...............................................         N/A                 N/A
JNL/Eagle Core Equity Division .............................................       14.80%               21.43%
JNL/Eagle SmallCap Equity Division .........................................       10.58%               15.62%
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Division ......................         N/A                 N/A
JNL/Janus Aggressive Growth Division .......................................       84.70%               39.27%
JNL/Janus Balanced Division ................................................         N/A                 N/A
JNL/Janus Capital Growth Division ..........................................       114.05%              40.13%
JNL/Janus Global Equities Division .........................................       55.26%               32.56%
JNL/Putnam Growth Division .................................................       20.58%               26.92%
JNL/Putnam International Equity Division ...................................       23.24%               14.09%
JNL/Putnam Mid-Cap Growth Division .........................................         N/A                 N/A
JNL/Putnam Value Equity Division ...........................................       -9.44%               12.97%
JNL/S&P Conservative Growth Division I .....................................       10.83%               8.97%
JNL/S&P Moderate Growth Division I .........................................       17.95%               13.94%
JNL/S&P Aggressive Growth Division I .......................................       26.47%               20.24%
JNL/S&P Very Aggressive Growth Division I ..................................       39.76%               29.07%
JNL/S&P Equity Growth Division I ...........................................       34.17%               22.92%
JNL/S&P Equity Aggressive Growth Division I ................................       36.21%               24.86%
PPM America/JNL Balanced Division ..........................................       -8.52%               8.09%
PPM America/JNL High Yield Bond Division ...................................       -7.35%               6.05%
Salomon Brothers/JNL Global Bond Division ..................................       -6.57%               5.94%
Salomon Brothers/JNL U.S. Government & Quality
  Bond Division ............................................................      -10.89%                2.83%
T. Rowe Price/JNL Established Growth Division ..............................       13.05%               23.42%
T. Rowe Price/JNL Mid-Cap Growth Division ..................................       15.26%               19.96%
T. Rowe Price/JNL Value Division ...........................................         N/A                 N/A
JNL/First Trust The Dow(SM) Target 5 Division ..............................         N/A               -29.74%
JNL/First Trust The Dow(SM) Target 10 Division .............................         N/A               -20.41%
JNL/First Trust The S&P(R)Target 10 Division ...............................         N/A                 2.73%
JNL/First Trust Global Target 15 Division ..................................         N/A               -17.83%
JNL/First Trust Target 25 Division .........................................         N/A               -24.68%
JNL/First Trust Target Small-Cap Division ..................................         N/A                15.84%
JNL/First Trust Technology Sector Division .................................         N/A                45.73%
JNL/First Trust Pharmaceutical/Healthcare Sector Division ..................         N/A               -10.38%
JNL/First Trust Financial Sector Division ..................................         N/A               -18.03%
JNL/First Trust Energy Sector Division .....................................         N/A                -5.12%
JNL/First Trust Leading Brands Sector Division .............................         N/A               -12.27%
JNL/First Trust Communications Sector Division .............................         N/A                42.75%

* The JNL/Alger Growth Division commenced operations on November 16, 1995, the JNL/Eagle Core Equity Division commenced operations on October 1, 1996, the JNL/Eagle Small Cap Equity Division commenced operations October 1, 1996, the JNL/Janus Aggressive Growth Division commenced operations on November 17, 1995, the JNL/Janus Capital Growth Division commenced operations on December 11, 1995, JNL/Janus Global Equities Division commenced operations on November 16, 1995, the JNL/Putnam Growth Division commenced operations on November 22, 1995, the JNL/Putnam International Equity Division commenced operations on November 17, 1995, the JNL/Putnam Value Equity Division commenced operations on November 13, 1995, the JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on
April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998, the PPM America/JNL Balanced Division commenced operations on November 16, 1995, the PPM America/JNL High Yield Bond Division commenced operations on December 5, 1995, the Salomon Brothers/JNL Global Bond Division commenced operations on November 20, 1995, the Salomon Brothers/JNL U.S. Government & Quality Bond Division commenced operations on November 13, 1995, the T. Rowe Price/JNL Established Growth Division commenced operations on November 13, 1995, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on November 17, 1995, and each of the JNL/First Trust The DowSM
Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division and the JNL/First Trust Communications Sector Division commenced operations on July 2, 1999.

The JNL/Alliance Growth Division, JNL/J.P. Morgan S&P 500 Stock Index Division, JNL/Janus Balanced Division, the Putnam/JNL Mid-Cap Growth Division and the T. Rowe Price/JNL Value Division had not commenced operations as of December 31, 1999.

Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                   Commencement of
                                                                                                    Operations of
                                                                               One Year Period      Corresponding
                                                                                    Ended            Division to
                                                                              December 31, 1999   December 31, 1999
                                                                              -----------------   -----------------

JNL/Alger Growth Division(2) ...........................................             31.94%               25.31%
JNL/Eagle Core Equity Division(3) ......................................             21.83%               22.24%
JNL/Eagle SmallCap Equity Division(3) ..................................             17.61%               17.43%
JNL/Janus Aggressive Growth Division(1) ................................             91.73%               40.08%
JNL/Janus Capital Growth Division(1) ...................................             121.08%              41.96%
JNL/Janus Global Equities Division(1) ..................................             62.29%               34.53%
JNL/Putnam Growth Division(1) ..........................................             27.61%               28.69%
JNL/Putnam International Equity Division(10 ............................             30.27%               13.19%
JNL/Putnam Value Equity Division(1) ....................................             -2.42%               15.33%
JNL/S&P Conservative Growth Division I(4) ..............................             17.86%               12.25%
JNL/S&P Moderate Growth Division I(4) ..................................             24.98%               17.10%
JNL/S&P Aggressive Growth Division I(4) ................................             33.50%               23.28%
JNL/S&P Very Aggressive Growth Division I(4) ...........................             46.79%               31.92%
JNL/S&P Equity Growth Division I(4) ....................................             41.20%               25.95%
JNL/S&P Equity Aggressive Growth Division I(4) .........................             43.23%               27.87%
PPM America/JNL Balanced Division(1) ...................................             -1.49%               10.08%
PPM America/JNL High Yield Bond Division(1) ............................             -0.32%                6.79%
Salomon Brothers/JNL Global Bond Division(1) ...........................              0.45%                6.28%
Salomon Brothers/JNL U.S. Government & Quality
          Bond Division(1) .............................................             -3.86%                3.95%
T. Rowe Price/JNL Established Growth Division(1) .......................             20.08%               24.97%
T. Rowe Price/JNL Mid-Cap Growth Division(1) ...........................             22.28%               23.45%
JNL/First Trust The DowSM Target 5 Division(6) .........................               N/A               -22.64%
JNL/First Trust The DowSM Target 10 Division(6) ........................               N/A               -13.31%
JNL/First Trust The S&P(R)Target 10 Division(6) ........................               N/A                 9.83%
JNL/First Trust Global Target 15 Division(6) ...........................               N/A               -10.73%
JNL/First Trust Target 25 Division(6) ..................................               N/A               -17.58%
JNL/First Trust Target Small-Cap Division(6) ...........................               N/A                22.94%
JNL/First Trust Technology Sector Division(6) ..........................               N/A                52.83%
JNL/First Trust Pharmaceutical/Healthcare Sector Division(6) ...........               N/A                -3.28%
JNL/First Trust Financial Sector Division(6) ...........................               N/A               -10.92%
JNL/First Trust Energy Sector Division(6) ..............................               N/A                 1.99%
JNL/First Trust Leading Brands Sector Division(6) ......................               N/A                -5.16%
JNL/First Trust Communications Sector Division(6) ......................               N/A                49.85%

1    Corresponding series commenced operations on May 15, 1995.
2    Corresponding series commenced operations on October 16, 1995.
3    Corresponding series commenced operations on September 16, 1996.
4    Corresponding series commenced operations on March 2, 1998.
5 Each of the corresponding series to the JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; and the JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998.
6 Corresponding series commenced operations on July 2, 1999. Performance figures are not annualized.

The JNL/Alliance Growth Division, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Division, JNL/Janus Balanced Division, the Putnam/JNL Mid-Cap Growth Division and the T. Rowe Price/JNL Value Division had not commenced operations as of December 31, 1999.

Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the corresponding series was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted. Standardized average annual total return is not available for periods before the investment division was in existence.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and it corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:


      a          =                  net  investment  income  earned during the
                                    period by the series  attributable to shares
                                    owned by the investment division.
      b          =                  expenses  for  the  investment  division
                                    accrued    for    the    period    (net   of
                                    reimbursements).
      c          =                  the average  daily number of  accumulation
                                    units outstanding during the period.
      d          =                  the   maximum    offering    price   per
                                    accumulation unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


The yield for the 30-day period ended December 31, 1999 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Division ......................................  2.20%
PPM America/JNL High Yield Bond Division ...............................  7.98%
Salomon Brothers/JNL Global Bond Division ..............................  6.26%
Salomon Brothers/JNL U.S. Government & Quality Bond Division ...........  4.51%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division, subject to Rule 482 under the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 1999 were 3.97% and 4.05%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THE PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


General


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, a mutual fund will be deemed adequately diversified if
(1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.


Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Qualified Plans

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans


The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are generally descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contract issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRAs

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

         Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

         Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

         (d) Pension and Profit-Sharing Plans


         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Non-Qualified Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans Under
         Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of a Plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to
         January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditor's.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

         o        attains age 70 1/2,
         o        separates from service,
         o        dies, or
         o suffers an unforeseeable financial emergency as defined in the Code.

         Under  present  federal tax law,  amounts  accumulated  in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


INCOME PAYMENTS; NET INVESTMENT FACTOR

See "Income Payments (The Income Phase)" in the Prospectus.


The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus


                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus


                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I





                                [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS



                                DECEMBER 31, 1999

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company and
      Contract Owners of Jackson National Separate Account - I


We have audited the accompanying statement of assets and liabilities of each of the thirty-four portfolios comprising Jackson National Separate Account - I, including the schedule of investments as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of Jackson National Separate Account - I as of December 31, 1998, were audited by other auditors whose report thereon dated February 17, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the thirty-four portfolios comprising Jackson National Separate Account - I as of December 31, 1999 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with generally accepted accounting principles.


/s/ KPMG, LLP


February 2, 2000

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                       Statement of Assets and Liabilities
                                December 31, 1999


                                                                 PORTFOLIOS
                                     --------------------------------------------------------------------------




                                       JNL/JANUS     JNL/JANUS      JNL/JANUS                     JNL/EAGLE
                                      AGGRESSIVE      CAPITAL        GLOBAL        JNL/ALGER        CORE
                                        GROWTH         GROWTH       EQUITIES        GROWTH         EQUITY
                                     -------------- ------------- ------------- --------------- --------------
ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .. $ 529,827,527  $477,833,508 $ 512,998,336  $ 335,295,473  $  60,605,605
   Due from Jackson National Life
    Insurance Company ..............      821,548        408,820       348,730        173,078         31,443
   Receivable for investments sold .       37,337         57,508        43,028         52,344          3,989
                                     -------------- ------------- ------------- --------------- --------------
     Total Assets ..................  530,686,412    478,299,836   513,390,094    335,520,895     60,641,037


LIABILITIES:

   Payable for investments purchased      821,548        408,820       348,730        173,078         31,443
   Due to Jackson National Life
    Insurance Company ..............       37,337         57,508        43,028         52,344          3,989
                                     -------------- ------------- ------------- --------------- --------------
     Total Liabilities .............      858,885        466,328       391,758        225,422         35,432
                                     -------------- ------------- ------------- --------------- --------------


NET ASSETS ......................... $ 529,827,527  $477,833,508  $ 512,998,336 $ 335,295,473  $ 60,605,605
                                     ============== ============= ============= =============== ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .....   13,399,786     12,048,149    15,866,078     12,799,325      3,154,438
                                     ============== ============= ============= =============== ==============
   Unit value (net assets divided by
    units outstanding) ............. $      39.54   $      39.66  $      32.33  $       26.20   $      19.21
                                     ============== ============= ============= =============== ==============


                                     ---------------------------




                                       JNL/EAGLE
                                       SMALLCAP      JNL/PUTNAM
                                        EQUITY         GROWTH
                                     -------------- --------------

ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .. $ 51,840,941  $ 378,986,799
   Due from Jackson National Life
    Insurance Company ..............       77,993        169,466
   Receivable for investments sold .        3,091         25,932
                                     -------------- --------------
     Total Assets ..................   51,922,025    379,182,197


LIABILITIES:

   Payable for investments purchased       77,993        169,466
   Due to Jackson National Life
    Insurance Company ..............        3,091         25,932
                                     -------------- --------------
     Total Liabilities .............       81,084        195,398
                                     -------------- --------------


NET ASSETS ......................... $ 51,840,941   $ 378,986,799
                                     ============== ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .....    3,152,948     14,056,305
                                     ============== ==============
   Unit value (net assets divided
    by units outstanding) .......... $      16.44   $      26.96
                                     ============== ==============

                See accompanying notes to financial statements.


                                     -----------------------------------------------------------------------------------------


                                                                                                                  SALOMON
                                                                        PPM           PPM                       BROTHERS/JNL
                                      JNL/PUTNAM         PPM        AMERICA/JNL   AMERICA/JNL      SALOMON          U.S.
                                         VALUE       AMERICA/JNL    HIGH YIELD       MONEY      BROTHERS/JNL    GOVERNMENT &
                                        EQUITY        BALANCED         BOND          MARKET      GLOBAL BOND    QUALITY BOND
                                     -------------- -------------- -------------- ------------- -------------- ---------------
ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .. $ 276,023,537  $ 140,146,319  $ 125,925,909  $131,897,573  $ 51,596,888   $  91,843,037
   Due from Jackson National Life
    Insurance Company ..............       30,684         50,292         62,140        113,132        19,500           2,427
   Receivable for investments sold .      125,946         19,770          9,746        560,829         7,120         155,268
                                     -------------- -------------- -------------- ------------- -------------- ---------------
     Total Assets ..................  276,180,167    140,216,381    125,997,795    132,571,534    51,623,508      92,000,732


LIABILITIES:

   Payable for investments purchased       30,684         50,292         62,140        113,132        19,500           2,427
   Due to Jackson National Life
    Insurance Company ..............      125,946         19,770          9,746        560,829         7,120         155,268
                                     -------------- -------------- -------------- ------------- -------------- ---------------
     Total Liabilities .............      156,630         70,062         71,886        673,961        26,620         157,695
                                     -------------- -------------- -------------- ------------- -------------- ---------------


NET ASSETS ......................... $ 276,023,537  $ 140,146,319  $ 125,925,909  $131,897,573  $ 51,596,888   $  91,843,037
                                     ============== ============== ============== ============= ============== ===============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .....   16,357,203      9,940,416      9,672,921     11,491,181     3,970,746       7,963,550
                                     ============== ============== ============== ============= ============== ===============
   Unit value (net assets divided
    by units outstanding) .......... $      16.87   $      14.10   $      13.02   $      11.48  $      12.99   $      11.53
                                     ============== ============== ============== ============= ============== ===============


                                      ------------------------------------------


                                                       T. ROWE
                                        T. ROWE       PRICE/JNL     T. ROWE
                                       PRICE/JNL    INTERNATIONAL  PRICE/JNL
                                      ESTABLISHED      EQUITY       MID-CAP
                                         GROWTH      INVESTMENT      GROWTH
                                      ------------- -------------- -------------

ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) ..  $340,029,734  $ 96,567,292   $250,671,707
   Due from Jackson National Life
    Insurance Company ..............        50,169        66,255         24,560
   Receivable for investments sold .       150,411        13,651         91,365
                                      ------------- -------------- -------------
     Total Assets ..................   340,230,314    96,647,198    250,787,632


LIABILITIES:

   Payable for investments purchased        50,169        66,255         24,560
   Due to Jackson National Life
    Insurance Company ..............       150,411        13,651         91,365
                                      ------------- -------------- -------------
     Total Liabilities .............       200,580        79,906        115,925
                                      ------------- -------------- -------------


NET ASSETS .........................  $340,029,734  $ 96,567,292   $250,671,707
                                      ============= ============== =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .....    14,057,518     5,507,406     11,658,193
                                      ============= ============== =============
   Unit value (net assets divided
    by units outstanding) ..........  $      24.19  $      17.53   $      21.50
                                      ============= ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                December 31, 1999


                                                                 PORTFOLIOS
                                     ------------------------------------------------------------------------



                                                                                   JNL/S&P
                                        JNL/S&P       JNL/S&P        JNL/S&P         VERY         JNL/S&P
                                     CONSERVATIVE     MODERATE     AGGRESSIVE     AGGRESSIVE      EQUITY
                                       GROWTH I       GROWTH I      GROWTH I       GROWTH I      GROWTH I
                                     -------------- ------------- -------------- ------------- --------------
ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .  $ 71,738,122   $109,308,727  $ 40,119,405   $ 23,388,539  $ 59,412,282
   Due from Jackson National Life
    Insurance Company .............       265,680        312,762        40,911              -       164,698
   Receivable for investments sold          2,748          4,243         5,499         22,386        13,325
                                     -------------- ------------- -------------- ------------- --------------
     Total Assets                      72,006,550    109,625,732    40,165,815     23,410,925    59,590,305


LIABILITIES:

   Payable for investments
     purchased ....................       265,680        312,762        40,911              -       164,698
   Due to Jackson National Life
    Insurance Company .............         2,748          4,243         5,499         22,386        13,325
                                     -------------- ------------- -------------- ------------- --------------
     Total Liabilities ............       268,428        317,005        46,410         22,386       178,023
                                     -------------- ------------- -------------- ------------- --------------


NET ASSETS ........................  $ 71,738,122   $109,308,727  $ 40,119,405   $ 23,388,539  $ 59,412,282
                                     ============== ============= ============== ============= ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ....     5,873,298      8,312,453     2,790,656      1,438,910     3,994,657
                                     ============== ============= ============== ============= ==============
   Unit value (net assets divided
    by units outstanding) .........  $      12.21   $      13.15  $      14.38   $      16.25  $      14.87
                                     ============== ============= ============== ============= ==============


                                     ----------------------------



                                         JNL/S&P      JNL/FIRST
                                         EQUITY         TRUST
                                       AGGRESSIVE      THE DOW
                                        GROWTH I       TARGET 5
                                      -------------- -------------

ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .   $ 18,048,337   $  3,850,920
   Due from Jackson National Life
    Insurance Company .............              -          8,055
   Receivable for investments sold          22,239            147
                                      -------------- -------------
     Total Assets                       18,070,576      3,859,122


LIABILITIES:

   Payable for investments
     purchased ....................              -          8,055
   Due to Jackson National Life
    Insurance Company .............         22,239            147
                                      -------------- -------------
     Total Liabilities ............         22,239          8,202
                                      -------------- -------------


NET ASSETS ........................   $ 18,048,337   $  3,850,920
                                      ============== =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ....      1,183,888        497,804
                                      ============== =============
   Unit value (net assets divided
    by units outstanding) .........   $      15.24   $      7.74
                                      ============== =============


                See accompanying notes to financial statements.


                                     -------------------------------------------------------------------------



                                       JNL/FIRST      JNL/FIRST
                                         TRUST          TRUST        JNL/FIRST     JNL/FIRST      JNL/FIRST
                                        THE DOW        THE S&P     TRUST GLOBAL      TRUST      TRUST TARGET
                                       TARGET 10      TARGET 10      TARGET 15     TARGET 25      SMALL-CAP
                                     -------------- -------------- -------------- ------------- --------------
ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .  $  7,786,387   $  9,189,668   $  2,034,303   $  1,856,456  $  2,100,668
   Due from Jackson National Life
    Insurance Company .............         7,357          2,203          6,604            376         6,980
   Receivable for investments sold          3,640            352             78             71            80
                                     -------------- -------------- -------------- ------------- --------------
     Total Assets                       7,797,384      9,192,223      2,040,985      1,856,903     2,107,728


LIABILITIES:

   Payable for investments
     purchased ....................         7,357          2,203          6,604            376         6,980
   Due to Jackson National Life
    Insurance Company .............         3,640            352             78             71            80
                                     -------------- -------------- -------------- ------------- --------------
     Total Liabilities ............        10,997          2,555          6,682            447         7,060
                                     -------------- -------------- -------------- ------------- --------------


NET ASSETS ........................  $  7,786,387   $  9,189,668   $  2,034,303   $  1,856,456  $  2,100,668
                                     ============== ============== ============== ============= ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ....       898,160        836,713        227,870        225,236       170,871
                                     ============== ============== ============== ============= ==============
   Unit value (net assets divided
    by units outstanding) .........  $       8.67   $       10.98  $       8.93   $       8.24  $       12.29
                                     ============== ============== ============== ============= ==============

                                     --------------------------------------------


                                                       JNL/FIRST
                                        JNL/FIRST        TRUST        JNL/FIRST
                                          TRUST      PHARMACEUTICAL/    TRUST
                                       TECHNOLOGY      HEALTHCARE     FINANCIAL
                                         SECTOR          SECTOR         SECTOR
                                      -------------- --------------- -------------
ASSETS:

   Investments in JNL Series Trust
    and JNL Variable Fund LLC,
    at market value
    (See Schedule of Investments) .   $  7,832,662   $    4,046,471  $  2,496,986
   Due from Jackson National Life
    Insurance Company .............         55,187           20,684        16,851
   Receivable for investments sold          46,054            5,360            95
                                      -------------- --------------- -------------
     Total Assets                        7,933,903        4,072,515     2,513,932


LIABILITIES:

   Payable for investments
     purchased ....................         55,187           20,684        16,851
   Due to Jackson National Life
    Insurance Company .............         46,054            5,360            95
                                      -------------- --------------- -------------
     Total Liabilities ............        101,241           26,044        16,946
                                      -------------- --------------- -------------


NET ASSETS ........................   $  7,832,662   $    4,046,471  $  2,496,986
                                      ============== =============== =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ....        512,510          418,359       280,321
                                      ============== =============== =============
   Unit value (net assets divided
    by units outstanding) .........   $       15.28  $       9.67    $       8.91
                                      ============== =============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                December 31, 1999


                                                   PORTFOLIOS
                                  ---------------------------------------------



                                   JNL/FIRST      JNL/FIRST      JNL/FIRST
                                     TRUST      TRUST LEADING      TRUST
                                     ENERGY        BRANDS      COMMUNICATIONS
                                     SECTOR        SECTOR          SECTOR
                                  ------------- -------------- ---------------

ASSETS:

   Investments in JNL Series
    Trust and JNL Variable
    Fund LLC at market value
    (See Schedule of
    Investments) ...............  $   761,637   $  1,671,702   $    5,048,134
   Due from Jackson National
    Life Insurance Company .....             -           753           19,459
   Receivable for investments
    sold .......................            29            64           22,633
                                  ------------- -------------- ---------------
     Total Assets                      761,666     1,672,519        5,090,226


LIABILITIES:

   Payable for investments
    purchased ..................             -           753           19,459
   Due to Jackson National Life
    Insurance Company ..........            29            64           22,633
                                  ------------- -------------- ---------------
     Total Liabilities .........            29           817           42,092
                                  ------------- -------------- ---------------


NET ASSETS .....................  $    761,637  $  1,671,702   $    5,048,134
                                  ============= ============== ===============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .        74,681       176,274          336,879
                                  ============= ============== ===============
   Unit value (net assets
    divided by
    units outstanding) .........  $      10.20  $      9.48    $      14.99
                                  ============= ============== ===============


                See accompanying notes to financial statements.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                             Statement of Operations
                          Year ended December 31, 1999

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------



                                          JNL/JANUS      JNL/JANUS      JNL/JANUS                    JNL/EAGLE     JNL/EAGLE
                                          AGGRESSIVE      CAPITAL        GLOBAL       JNL/ALGER        CORE         SMALLCAP
                                            GROWTH        GROWTH        EQUITIES        GROWTH        EQUITY         EQUITY
                                         ------------- -------------- -------------- ------------- -------------- -------------
NET REALIZED GAIN FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ...............   $ 54,291,476  $ 46,607,905   $ 46,533,483   $ 50,630,006  $  9,394,667   $ 20,915,800
   Cost of investments sold ..........     34,959,806    29,932,530     33,521,369     36,125,578     8,052,739     19,638,997
                                         ------------- -------------- -------------- ------------- -------------- -------------
   Net realized gain from sales
    of investments ...................     19,331,670    16,675,375     13,012,114     14,504,428     1,341,928      1,276,803


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of year .     49,487,361    32,985,801     50,589,160     51,837,647     4,137,098      1,497,307
   Unrealized gain end of year .......    242,173,790   236,103,075    226,263,009    109,223,729    12,725,469      8,385,650
                                         ------------- -------------- -------------- ------------- -------------- -------------
   Change in net unrealized gain
    on investments ...................    192,686,429   203,117,274    175,673,849     57,386,082     8,588,371      6,888,343
                                         ------------- -------------- -------------- ------------- -------------- -------------



NET GAIN ON INVESTMENTS ..............    212,018,099   219,792,649    188,685,963     71,890,510     9,930,299      8,165,146


EXPENSES:

   Administrative charge .............        414,275       317,305        464,650        345,974        64,397         58,541
   Mortality and expense risk charge .      3,452,288     2,644,211      3,872,079      2,883,119       536,640        487,841
                                         ------------- -------------- -------------- ------------- -------------- -------------

   TOTAL EXPENSES ....................      3,866,563     2,961,516      4,336,729      3,229,093       601,037        546,382
                                         ------------- -------------- -------------- ------------- -------------- -------------

INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .........   $208,151,536  $216,831,133   $184,349,234   $ 68,661,417  $  9,329,262   $  7,618,764
                                         ============= ============== ============== ============= ============== =============

                See accompanying notes to financial statements.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                          Year ended December 31, 1999


                                                                                 PORTFOLIOS
                                           ---------------------------------------------------------------------------------------


                                                                                           PPM            PPM
                                                                             PPM       AMERICA/JNL    AMERICA/JNL      SALOMON
                                            JNL/PUTNAM     JNL/PUTNAM    AMERICA/JNL    HIGH YIELD   MONEY MARKET   BROTHERS/JNL
                                              GROWTH      VALUE EQUITY    BALANCED         BOND                      GLOBAL BOND
                                           -------------- ------------- -------------- ------------- -------------- --------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ...............     $ 52,947,591   $ 48,802,238  $ 27,988,627   $ 34,907,746  $143,270,770   $ 15,696,906
   Cost of investments sold ..........       41,416,818     43,748,506    25,000,097     33,172,334   140,440,728     14,911,816
                                           -------------- ------------- -------------- ------------- -------------- --------------
   Net realized gain from sales
    of investments ...................       11,530,773      5,053,732     2,988,530      1,735,412     2,830,042        785,090


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of year .       45,340,042     24,616,797    13,317,898      6,008,859     1,448,061      2,650,450
   Unrealized gain end of year .......      112,672,910     11,400,330     9,179,603      5,389,211     2,681,676      2,818,188
                                           -------------- ------------- -------------- ------------- -------------- --------------
   Change in net unrealized gain
    (loss) on investments ............       67,332,868    (13,216,467)   (4,138,295)      (619,648)    1,233,615        167,738
                                           -------------- ------------- -------------- ------------- -------------- --------------



NET GAIN (LOSS) ON INVESTMENTS .......       78,863,641     (8,162,735)   (1,149,765)     1,115,764     4,063,657        952,828


EXPENSES:

   Administrative charge .............          387,629        367,974       183,546        170,416       131,686         69,953
   Mortality and expense risk charge .        3,230,242      3,066,453     1,529,546      1,420,138     1,097,388        582,945
                                           -------------- ------------- -------------- ------------- -------------- --------------

   TOTAL EXPENSES ....................        3,617,871      3,434,427     1,713,092      1,590,554     1,229,074        652,898
                                           -------------- ------------- -------------- ------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........     $ 75,245,770   $(11,597,162) $ (2,862,857)  $   (474,790) $  2,834,583   $    299,930
                                           ============== ============= ============== ============= ============== ==============

                See accompanying notes to financial statements.


                                           ----------------------------------------------------------------------------------------
                                              SALOMON
                                           BROTHERS/JNL                     T. ROWE
                                               U.S.          T. ROWE       PRICE/JNL      T. ROWE
                                            GOVERNMENT      PRICE/JNL    INTERNATIONAL   PRICE/JNL       JNL/S&P        JNL/S&P
                                             & QUALITY     ESTABLISHED      EQUITY        MID-CAP     CONSERVATIVE     MODERATE
                                               BOND          GROWTH       INVESTMENT      GROWTH        GROWTH I       GROWTH I
                                           -------------- -------------- -------------- ------------- -------------- --------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ...............     $ 38,337,158   $ 45,024,175   $ 31,259,009   $ 42,865,311  $  7,403,020   $  9,887,258
   Cost of investments sold ..........       37,393,505     34,478,082     26,935,581     32,742,354     6,992,592      9,085,765
                                           -------------- -------------- -------------- ------------- -------------- --------------
   Net realized gain from sales
    of investments ...................          943,653     10,546,093      4,323,428     10,122,957       410,428        801,493


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of year .        4,016,253     53,413,273      7,505,901     42,084,725       670,963      1,150,278
   Unrealized gain end of year .......        1,131,586    100,306,409     26,552,259     78,830,004     8,702,536     16,707,721
                                           -------------- -------------- -------------- ------------- -------------- --------------
   Change in net unrealized gain
    (loss) on investments ............       (2,884,667)    46,893,136     19,046,358     36,745,279     8,031,573     15,557,443
                                           -------------- -------------- -------------- ------------- -------------- --------------



NET GAIN (LOSS) ON INVESTMENTS .......       (1,941,014)    57,439,229     23,369,786     46,868,236     8,442,001     16,358,936


EXPENSES:

   Administrative charge .............          124,766        394,166        112,027        299,680        58,172         82,185
   Mortality and expense risk charge .        1,039,716      3,284,716        933,559      2,497,330       484,763        684,875
                                           -------------- -------------- -------------- ------------- -------------- --------------

   TOTAL EXPENSES ....................        1,164,482      3,678,882      1,045,586      2,797,010       542,935        767,060
                                           -------------- -------------- -------------- ------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........     $ (3,105,496)  $ 53,760,347   $ 22,324,200   $ 44,071,226  $  7,899,066   $ 15,591,876
                                           ============== ============== ============== ============= ============== ==============


                                            -----------------------------



                                               JNL/S&P     JNL/S&P VERY
                                             AGGRESSIVE     AGGRESSIVE
                                              GROWTH I       GROWTH I
                                            -------------- --------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ...............      $  2,873,061   $ 13,415,210
   Cost of investments sold ..........         2,583,143     12,484,738
                                            -------------- --------------
   Net realized gain from sales
    of investments ...................           289,918        930,472


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of year .           428,754        251,923
   Unrealized gain end of year .......         7,514,042      4,375,177
                                            -------------- --------------
   Change in net unrealized gain
    (loss) on investments ............         7,085,288      4,123,254
                                            -------------- --------------



NET GAIN (LOSS) ON INVESTMENTS .......         7,375,206      5,053,726


EXPENSES:

   Administrative charge .............            26,906         13,750
   Mortality and expense risk charge .           224,219        114,581
                                            -------------- --------------

   TOTAL EXPENSES ....................           251,125        128,331
                                            -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........      $  7,124,081   $  4,925,395
                                            ============== ==============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                          Year ended December 31, 1999


                                                                                PORTFOLIOS
                                           --------------------------------------------------------------------------------------


                                                            JNL/S&P       JNL/FIRST     JNL/FIRST      JNL/FIRST
                                              JNL/S&P        EQUITY         TRUST         TRUST          TRUST        JNL/FIRST
                                              EQUITY       AGGRESSIVE      THE DOW       THE DOW        THE S&P      TRUST GLOBAL
                                             GROWTH I       GROWTH I      TARGET 5(1)  TARGET 10(1)   TARGET 10(1)   TARGET 15(1)
                                           -------------- ------------- -------------- ------------- -------------- --------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales .................   $  7,909,466   $  3,210,307  $    941,679   $  1,485,118  $  1,391,570   $    992,964
   Cost of investments sold ............      7,242,441      2,853,627     1,070,442      1,590,567     1,325,770      1,027,667
                                           -------------- ------------- -------------- ------------- -------------- --------------
   Net realized gain (loss) from
    sales of investments ...............        667,025        356,680      (128,763)      (105,449)       65,800        (34,703)


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of year ...        558,366        374,112             -              -             -              -
   Unrealized gain (loss) end of year ..     12,389,968      4,216,960      (356,596)      (371,340)      888,338          5,593
                                           -------------- ------------- -------------- ------------- -------------- --------------
   Change in net unrealized gain
    (loss) on investments ..............     11,831,602      3,842,848      (356,596)      (371,340)      888,338          5,593
                                           -------------- ------------- -------------- ------------- -------------- --------------



NET GAIN (LOSS) ON INVESTMENTS .........     12,498,627      4,199,528      (485,359)      (476,789)      954,138        (29,110)


EXPENSES:

   Administrative charge ...............         37,406         12,419         1,543          2,977         2,852          1,071
   Mortality and expense risk charge ...        311,718        103,494        12,863         24,814        23,766          8,923
                                           -------------- ------------- -------------- ------------- -------------- --------------

   TOTAL EXPENSES ......................        349,124        115,913        14,406         27,791        26,618          9,994
                                           -------------- ------------- -------------- ------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $ 12,149,503   $  4,083,615  $   (499,765)  $   (504,580) $    927,520   $    (39,104)
                                           ============== ============= ============== ============= ============== ==============

-------------------------------------
(1) Period from July 2, 1999 (commencement of operations).


                See accompanying notes to financial statements.

                                           -----------------------------------------------------------------------------

                                                                                          JNL/FIRST
                                                            JNL/FIRST      JNL/FIRST        TRUST          JNL/FIRST
                                             JNL/FIRST        TRUST          TRUST     PHARMACEUTICAL/       TRUST
                                               TRUST         TARGET        TECHNOLOGY     HEALTHCARE       FINANCIAL
                                            TARGET 25(1)    SMALL-CAP(1)    SECTOR(1)     SECTOR (1)        SECTOR(1)
                                           -------------- -------------- -------------- ---------------- --------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales .................   $    829,306   $  1,292,821   $  1,696,492   $  1,103,747     $    950,959
   Cost of investments sold ............        927,706      1,138,519      1,367,850      1,121,897        1,008,590
                                           -------------- -------------- -------------- ---------------- --------------
   Net realized gain (loss) from
    sales of investments ...............        (98,400)       154,302        328,642        (18,150)         (57,631)


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of year ...              -              -              -              -                -
   Unrealized gain (loss) end of year ..       (108,245)       365,226      1,442,556         52,228          (49,516)
                                           -------------- -------------- -------------- ---------------- --------------
   Change in net unrealized gain
    (loss) on investments ..............       (108,245)       365,226      1,442,556         52,228          (49,516)
                                           -------------- -------------- -------------- ---------------- --------------



NET GAIN (LOSS) ON INVESTMENTS .........       (206,645)       519,528      1,771,198         34,078         (107,147)


EXPENSES:

   Administrative charge ...............          1,043          1,119          2,164          1,544            1,179
   Mortality and expense risk charge ...          8,689          9,321         18,030         12,871            9,823
                                           -------------- -------------- -------------- ---------------- --------------

   TOTAL EXPENSES ......................          9,732         10,440         20,194         14,415           11,002
                                           -------------- -------------- -------------- ---------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $   (216,377)  $    509,088   $  1,751,004   $     19,663     $   (118,149)
                                           ============== ============== ============== ================ ==============


                                           ----------------------------------------------

                                                          JNL/FIRST
                                             JNL/FIRST      TRUST          JNL/FIRST
                                               TRUST       LEADING           TRUST
                                              ENERGY        BRANDS       COMMUNICATIONS
                                             SECTOR(1)     SECTOR(1)        SECTOR(1)
                                           -------------- -------------- ----------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales .................   $    979,975   $  1,013,634   $     1,562,522
   Cost of investments sold ............      1,009,089      1,033,340         1,244,168
                                           -------------- -------------- ----------------
   Net realized gain (loss) from
    sales of investments ...............        (29,114)       (19,706)          318,354


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of year ...              -              -                 -
   Unrealized gain (loss) end of year ..         23,571        (16,753)        1,148,944
                                           -------------- -------------- ----------------
   Change in net unrealized gain
    (loss) on investments ..............         23,571        (16,753)        1,148,944
                                           -------------- -------------- ----------------



NET GAIN (LOSS) ON INVESTMENTS .........         (5,543)       (36,459)        1,467,298


EXPENSES:

   Administrative charge ...............            877          1,047             1,592
   Mortality and expense risk charge ...          7,306          8,725            13,265
                                           -------------- -------------- ----------------

   TOTAL EXPENSES ......................          8,183          9,772            14,857
                                           -------------- -------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $    (13,726)  $    (46,231)  $     1,452,441
                                           ============== ============== ================

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                       Statements of Changes in Net Assets


                                                                                PORTFOLIOS
                                         -------------------------------------------------------------------------------------------



                                            JNL/JANUS AGGRESSIVE            JNL/JANUS CAPITAL              JNL/JANUS GLOBAL
                                                   GROWTH                         GROWTH                       EQUITIES
                                         ----------------------------   -----------------------------  -----------------------------


                                                 YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                                DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                                         ----------------------------   -----------------------------  -----------------------------
                                             1999          1998             1999           1998            1999           1998
                                         -------------- -------------   -------------- --------------  -------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............  $ 19,331,670   $  4,615,599    $ 16,675,375   $  2,335,855    $ 13,012,114   $  5,199,092
   Change in net unrealized gain
    on investments ....................   192,686,429     42,920,968     203,117,274     23,769,738     175,673,849     36,247,369
   Administrative charge ..............      (414,275)      (148,725)       (317,305)      (121,112)       (464,650)      (283,226)
   Mortality and expense risk charge ..    (3,452,288)    (1,239,374)     (2,644,211)    (1,009,269)     (3,872,079)    (2,360,220)
                                         -------------- -------------   -------------- --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   208,151,536     46,148,468     216,831,133     24,975,212     184,349,234     38,803,015


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................   180,629,965     23,646,262     156,057,799     10,882,915     104,668,696     40,775,401
                                         -------------- -------------   -------------- --------------  -------------- --------------

   Increase in net assets .............   388,781,501     69,794,730     372,888,932     35,858,127     289,017,930     79,578,416


NET ASSETS:

   Beginning of period ................   141,046,026     71,251,296     104,944,576     69,086,449     223,980,406    144,401,990
                                         -------------- -------------   -------------- --------------  -------------- --------------

   End of period ......................  $529,827,527   $141,046,026    $477,833,508   $104,944,576    $512,998,336   $223,980,406
                                         ============== =============   ============== ==============  ============== ==============

                See accompanying notes to financial statements.

                                         ------------------------------------------------------------------------------------------



                                                  JNL/ALGER                     JNL/EAGLE                      JNL/EAGLE
                                                   GROWTH                      CORE EQUITY                  SMALL-CAP EQUITY
                                         -----------------------------  ----------------------------   ----------------------------


                                                 YEAR ENDED                     YEAR ENDED                     YEAR ENDED
                                                DECEMBER 31,                   DECEMBER 31,                   DECEMBER 31,
                                         -----------------------------  ----------------------------   ----------------------------
                                             1999           1998            1999          1998            1999           1998
                                         -------------- --------------  -------------- -------------   ------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............  $ 14,504,428   $  5,052,325    $  1,341,928   $   260,886     $  1,276,803  $   (352,591)
   Change in net unrealized gain
    on investments ....................    57,386,082     38,910,209       8,588,371     2,778,344        6,888,343       548,790
   Administrative charge ..............      (345,974)      (169,897)        (64,397)      (28,467)         (58,541)      (31,118)
   Mortality and expense risk charge ..    (2,883,119)    (1,415,809)       (536,640)     (237,222)        (487,841)     (259,314)
                                         -------------- --------------  -------------- -------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........    68,661,417     42,376,828       9,329,262     2,773,541        7,618,764       (94,233)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................   113,648,719     28,935,356      22,426,626    15,557,105       12,423,131    19,880,105
                                         -------------- --------------  -------------- -------------   ------------- --------------

   Increase in net assets .............   182,310,136     71,312,184      31,755,888    18,330,646       20,041,895    19,785,872


NET ASSETS:

   Beginning of period ................   152,985,337     81,673,153      28,849,717    10,519,071       31,799,046    12,013,174
                                         -------------- --------------  -------------- -------------   ------------- --------------

   End of period ......................  $335,295,473   $152,985,337    $ 60,605,605   $28,849,717     $ 51,840,941  $ 31,799,046
                                         ============== ==============  ============== =============   ============= ==============


                                           ----------------------------



                                                   JNL/PUTNAM
                                                     GROWTH
                                           ----------------------------


                                                   YEAR ENDED
                                                  DECEMBER 31,
                                           ----------------------------
                                               1999          1998
                                           -------------- -------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............    $ 11,530,773   $  3,873,047
   Change in net unrealized gain
    on investments ....................      67,332,868     34,785,408
   Administrative charge ..............        (387,629)      (187,378)
   Mortality and expense risk charge ..      (3,230,242)    (1,561,482)
                                           -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........      75,245,770     36,909,595


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................     127,343,652     56,793,299
                                           -------------- -------------

   Increase in net assets .............     202,589,422     93,702,894


NET ASSETS:

   Beginning of period ................     176,397,377     82,694,483
                                           -------------- -------------

   End of period ......................    $378,986,799   $176,397,377
                                           ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                                                               PORTFOLIOS
                                        -------------------------------------------------------------------------------------------



                                                JNL/PUTNAM                  PPM AMERICA/JNL                PPM AMERICA/JNL
                                               VALUE EQUITY                     BALANCED                   HIGH YIELD BOND
                                        ----------------------------   -----------------------------  -----------------------------


                                                YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                                        ----------------------------   -----------------------------  -----------------------------
                                            1999          1998             1999           1998            1999           1998
                                        -------------- -------------   -------------- --------------  -------------- --------------
OPERATIONS:

   Net realized gain from sales
    of investments ...................  $  5,053,732   $  2,021,356    $  2,988,530   $  1,478,871    $  1,735,412   $  1,800,628
   Change in net unrealized gain
    (loss) on investments ............   (13,216,467)    14,791,209      (4,138,295)     5,512,364        (619,648)       694,811
   Administrative charge .............      (367,974)      (230,885)       (183,546)      (118,596)       (170,416)      (129,335)
   Mortality and expense risk charge .    (3,066,453)    (1,924,037)     (1,529,546)      (988,300)     (1,420,138)    (1,077,793)
                                        -------------- -------------   -------------- --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........   (11,597,162)    14,657,643      (2,862,857)     5,884,339        (474,790)     1,288,311


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ..........................    99,135,447     65,855,834      48,917,379     29,035,661      30,401,604     34,623,835
                                        -------------- -------------   -------------- --------------  -------------- --------------

   Increase in net assets ............    87,538,285     80,513,477      46,054,522     34,920,000      29,926,814     35,912,146


NET ASSETS:

   Beginning of period ...............   188,485,252    107,971,775      94,091,797     59,171,797      95,999,095     60,086,949
                                        -------------- -------------   -------------- --------------  -------------- --------------

   End of period .....................  $276,023,537   $188,485,252    $140,146,319   $ 94,091,797    $125,925,909   $ 95,999,095
                                        ============== =============   ============== ==============  ============== ==============

                See accompanying notes to financial statements.


                                        -------------------------------------------------------------------------------------------


                                                                                                         SALOMON BROTHERS/JNL
                                              PPM AMERICA/JNL             SALOMON BROTHERS/JNL             U.S. GOVERNMENT
                                               MONEY MARKET                   GLOBAL BOND                   & QUALITY BOND
                                        -----------------------------  -----------------------------   ----------------------------


                                                YEAR ENDED                     YEAR ENDED                     YEAR ENDED
                                               DECEMBER 31,                   DECEMBER 31,                   DECEMBER 31,
                                        -----------------------------  -----------------------------   ----------------------------
                                            1999           1998            1999           1998            1999           1998
                                        -------------- --------------  -------------- --------------   ------------- --------------
OPERATIONS:

   Net realized gain from sales
    of investments ...................  $  2,830,042   $  1,913,081    $    785,090   $    670,770     $    943,653  $  1,018,991
   Change in net unrealized gain
    (loss) on investments ............     1,233,615        573,732         167,738        120,148       (2,884,667)    2,421,520
   Administrative charge .............      (131,686)       (76,791)        (69,953)       (59,361)        (124,766)      (58,830)
   Mortality and expense risk charge .    (1,097,388)      (639,922)       (582,945)      (494,672)      (1,039,716)     (490,253)
                                        -------------- --------------  -------------- --------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........     2,834,583      1,770,100         299,930        236,885       (3,105,496)    2,891,428


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ..........................    76,639,607      9,241,010      10,341,124      7,382,318       34,897,943    33,913,087
                                        -------------- --------------  -------------- --------------   ------------- --------------

   Increase in net assets ............    79,474,190     11,011,110      10,641,054      7,619,203       31,792,447    36,804,515


NET ASSETS:

   Beginning of period ...............    52,423,383     41,412,273      40,955,834     33,336,631       60,050,590    23,246,075
                                        -------------- --------------  -------------- --------------   ------------- --------------

   End of period .....................  $131,897,573   $ 52,423,383    $ 51,596,888   $ 40,955,834     $ 91,843,037  $ 60,050,590
                                        ============== ==============  ============== ==============   ============= ==============


                                        ----------------------------



                                           T. ROWE PRICE/JNL
                                           ESTABLISHED GROWTH
                                        ----------------------------


                                               YEAR ENDED
                                              DECEMBER 31,
                                        ----------------------------
                                            1999          1998
                                        -------------- -------------

OPERATIONS:

   Net realized gain from sales
    of investments ...................  $ 10,546,093   $  4,826,525
   Change in net unrealized gain
    (loss) on investments ............    46,893,136     34,638,958
   Administrative charge .............      (394,166)      (244,140)
   Mortality and expense risk charge .    (3,284,716)    (2,034,500)
                                        -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........    53,760,347     37,186,843


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ..........................    76,788,122     56,888,880
                                        -------------- -------------

   Increase in net assets ............   130,548,469     94,075,723


NET ASSETS:

   Beginning of period ...............   209,481,265    115,405,542
                                        -------------- -------------

   End of period .....................  $340,029,734   $209,481,265
                                        ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I


                                                                                PORTFOLIOS
                                         -------------------------------------------------------------------------------------------


                                             T. ROWE PRICE/JNL                                                  JNL/S&P
                                            INTERNATIONAL EQUITY            T. ROWE PRICE/JNL                CONSERVATIVE
                                                 INVESTMENT                   MID-CAP GROWTH                   GROWTH I
                                         ----------------------------   -----------------------------  -----------------------------

                                                                                                                      PERIOD FROM
                                                 YEAR ENDED                     YEAR ENDED                              APRIL 9,
                                                DECEMBER 31,                   DECEMBER 31,             YEAR ENDED      1998* TO
                                         ----------------------------   -----------------------------   DECEMBER 31,   DECEMBER 31,
                                             1999          1998             1999           1998             1999           1998
                                         -------------- -------------   -------------- --------------  -------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............  $  4,323,428   $    940,818    $ 10,122,957   $  4,139,482    $    410,428   $    (15,957)
   Change in net unrealized gain on
    investments .......................    19,046,358      6,601,512      36,745,279     24,084,836       8,031,573        670,963
   Administrative charge ..............      (112,027)       (91,327)       (299,680)      (217,537)        (58,172)        (3,948)
   Mortality and expense risk charge ..      (933,559)      (761,061)     (2,497,330)    (1,812,808)       (484,763)       (32,901)
                                         -------------- -------------   -------------- --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........    22,324,200      6,689,942      44,071,226     26,193,973       7,899,066        618,157


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................     9,250,751      5,696,219      31,804,210     30,720,629      53,810,357      9,410,542
                                         -------------- -------------   -------------- --------------  -------------- --------------

   Increase in net assets .............    31,574,951     12,386,161      75,875,436     56,914,602      61,709,423     10,028,699


NET ASSETS:

   Beginning of period ................    64,992,341     52,606,180     174,796,271    117,881,669      10,028,699              -
                                         -------------- -------------   -------------- --------------  -------------- --------------

   End of period ......................  $ 96,567,292   $ 64,992,341    $250,671,707   $174,796,271    $ 71,738,122   $ 10,028,699
                                         ============== =============   ============== ==============  ============== ==============

-------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.


                                         -------------------------------------------------------------------------------------------


                                                                                                                JNL/S&P
                                                   JNL/S&P                       JNL/S&P                          VERY
                                                  MODERATE                      AGGRESSIVE                     AGGRESSIVE
                                                  GROWTH I                       GROWTH I                       GROWTH I
                                         -----------------------------  -----------------------------   ----------------------------
                                                        PERIOD FROM                    PERIOD FROM                     PERIOD FROM
                                                          APRIL 8,                       APRIL 8,                         APRIL 1,
                                          YEAR ENDED      1998* TO       YEAR ENDED      1998* TO        YEAR ENDED      1998* TO
                                         DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                             1999           1998            1999           1998             1999           1998
                                         -------------- --------------  -------------- --------------   ------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............  $    801,493   $    (70,982)   $    289,918   $    (37,082)    $    930,472  $     45,778
   Change in net unrealized gain on
    investments .......................    15,557,443      1,150,278       7,085,288        428,754        4,123,254       251,923
   Administrative charge ..............       (82,185)        (4,756)        (26,906)        (2,247)         (13,750)       (1,371)
   Mortality and expense risk charge ..      (684,875)       (39,629)       (224,219)       (18,728)        (114,581)      (11,424)
                                         -------------- --------------  -------------- --------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........    15,591,876      1,034,911       7,124,081        370,697        4,925,395       284,906


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................    81,105,914     11,576,026      28,570,413      4,054,214       16,021,600     2,156,638
                                         -------------- --------------  -------------- --------------   ------------- --------------

   Increase in net assets .............    96,697,790     12,610,937      35,694,494      4,424,911       20,946,995     2,441,544


NET ASSETS:

   Beginning of period ................    12,610,937              -       4,424,911              -        2,441,544             -
                                         -------------- --------------  -------------- --------------   ------------- --------------

   End of period ......................  $109,308,727   $ 12,610,937    $ 40,119,405   $  4,424,911     $ 23,388,539  $  2,441,544
                                         ============== ==============  ============== ==============   ============= ==============


                                         ----------------------------



                                                  JNL/S&P
                                                   EQUITY
                                                  GROWTH I
                                         ----------------------------
                                                        PERIOD FROM
                                                         APRIL 13,
                                          YEAR ENDED     1998* TO
                                          DECEMBER 31,   DECEMBER 31,
                                             1999          1998
                                         -------------- -------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ..............  $    667,025   $    (38,749)
   Change in net unrealized gain on
    investments .......................    11,831,602        558,366
   Administrative charge ..............       (37,406)        (2,158)
   Mortality and expense risk charge ..      (311,718)       (17,983)
                                         -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........    12,149,503        499,476


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ...........................    42,226,172      4,537,131
                                         -------------- -------------

   Increase in net assets .............    54,375,675      5,036,607


NET ASSETS:

   Beginning of period ................     5,036,607              -
                                         -------------- -------------

   End of period ......................  $ 59,412,282   $  5,036,607
                                         ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                                                              PORTFOLIOS
                                       ---------------------------------------------------------------------------------------------

                                                                       JNL/FIRST        JNL/FIRST       JNL/FIRST
                                                                         TRUST            TRUST           TRUST         JNL/FIRST
                                             JNL/S&P EQUITY             THE DOW         THE DOW          THE S&P      TRUST GLOBAL
                                          AGGRESSIVE GROWTH I           TARGET 5       TARGET 10        TARGET 10      TARGET 15
                                       ---------------------------- --------------  --------------  --------------  --------------
                                                      PERIOD FROM     PERIOD FROM     PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                       APRIL 15,        JULY 2,         JULY 2,         JULY 2,         JULY 2,
                                        YEAR ENDED     1998* TO         1999* TO        1999* TO        1999* TO        1999* TO
                                       DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           1999          1998             1999            1999            1999            1999
                                       -------------- -------------   --------------  --------------  --------------  --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ............   $   356,680    $   (24,887)    $  (128,763)    $  (105,449)    $    65,800     $   (34,703)
   Change in net unrealized gain
    (loss) on investments ...........     3,842,848        374,112        (356,596)       (371,340)        888,338           5,593
   Administrative charge ............       (12,419)        (1,394)         (1,543)         (2,977)         (2,852)         (1,071)
   Mortality and expense risk charge       (103,494)       (11,615)        (12,863)        (24,814)        (23,766)         (8,923)
                                       -------------- -------------   --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........     4,083,615        336,216        (499,765)       (504,580)        927,520         (39,104)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) .........................    10,727,796      2,900,710       4,350,685       8,290,967       8,262,148       2,073,407
                                       -------------- -------------   --------------  --------------  --------------  --------------

   Increase in net assets ...........    14,811,411      3,236,926       3,850,920       7,786,387       9,189,668       2,034,303


NET ASSETS:

   Beginning of period ..............     3,236,926              -               -               -               -               -
                                       -------------- -------------   --------------  --------------  --------------  --------------

   End of period ....................  $ 18,048,337   $  3,236,926    $  3,850,920    $  7,786,387    $  9,189,668    $  2,034,303
                                       ============== =============   ==============  ==============  ==============  ==============

-------------------------------------
* Commencement of operations.


                 See accompanying notes to financial statements.

                                       --------------------------------------------------------------------------------
                                                                                          JNL/FIRST
                                                         JNL/FIRST        JNL/FIRST         TRUST          JNL/FIRST
                                         JNL/FIRST         TRUST            TRUST       PHARMACEUTICAL/      TRUST
                                           TRUST           TARGET         TECHNOLOGY      HEALTHCARE       FINANCIAL
                                         TARGET 25       SMALL-CAP         SECTOR           SECTOR           SECTOR
                                       --------------   -------------   -------------   ---------------   -------------
                                       PERIOD FROM      PERIOD FROM     PERIOD FROM      PERIOD FROM      PERIOD FROM
                                         JULY 2,          JULY 2,         JULY 2,          JULY 2,          JULY 2,
                                         1999* TO        1999* TO        1999* TO         1999* TO         1999* TO
                                       DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           1999            1999            1999             1999             1999
                                       --------------   -------------   -------------   ---------------   -------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ............  $    (98,400)    $    154,302    $    328,642    $     (18,150)    $    (57,631)
   Change in net unrealized gain
    (loss) on investments ...........      (108,245)         365,226       1,442,556           52,228          (49,516)
   Administrative charge ............        (1,043)          (1,119)         (2,164)          (1,544)          (1,179)
   Mortality and expense risk charge         (8,689)          (9,321)        (18,030)         (12,871)          (9,823)
                                       --------------   -------------   -------------   ---------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........      (216,377)         509,088       1,751,004           19,663         (118,149)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) .........................     2,072,833        1,591,580       6,081,658        4,026,808        2,615,135
                                       --------------   -------------   -------------   ---------------   -------------

   Increase in net assets ...........     1,856,456        2,100,668       7,832,662        4,046,471        2,496,986


NET ASSETS:

   Beginning of period ..............             -                 -              -                -                -
                                       --------------   -------------   -------------   ---------------   -------------

   End of period ....................  $  1,856,456     $  2,100,668    $  7,832,662    $   4,046,471     $  2,496,986
                                       ==============   =============   =============   ===============   =============

                                       ------------------------------------------------
                                                       JNL/FIRST
                                                         TRUST            JNL/FIRST
                                        JNL/FIRST       LEADING             TRUST
                                       TRUST ENERGY      BRANDS         COMMUNICATIONS
                                          SECTOR         SECTOR             SECTOR
                                       -------------   -------------   ----------------
                                       PERIOD FROM     PERIOD FROM      PERIOD FROM
                                         JULY 2,         JULY 2,          JULY 2,
                                        1999* TO        1999* TO          1999* TO
                                       DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                          1999            1999              1999
                                       -------------   -------------   ----------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ............  $    (29,114)   $    (19,706)   $      318,354
   Change in net unrealized gain
    (loss) on investments ...........        23,571         (16,753)        1,148,944
   Administrative charge ............          (877)         (1,047)           (1,592)
   Mortality and expense risk charge         (7,306)         (8,725)          (13,265)
                                       -------------   -------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       (13,726)        (46,231)        1,452,441


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) .........................       775,363       1,717,933         3,595,693
                                       -------------   -------------   ----------------

   Increase in net assets ...........       761,637       1,671,702         5,048,134


NET ASSETS:

   Beginning of period ..............             -               -                 -
                                       -------------   -------------   ----------------

   End of period ....................  $    761,637    $  1,671,702    $    5,048,134
                                       =============   =============   ================

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                             Schedule of Investments
                                December 31, 1999



                                                                           NUMBER                           MARKET
JNL SERIES TRUST                                                          OF SHARES         COST             VALUE
----------------                                                       --------------  ---------------- ----------------

JNL/Janus Aggressive Growth .......................................        13,255,630  $  287,653,737   $  529,827,527
JNL/Janus Capital Growth ..........................................        10,954,459     241,730,433      477,833,508
JNL/Janus Global Equities .........................................        14,373,728     286,735,327      512,998,336
JNL/Alger Growth ..................................................        14,635,333     226,071,744      335,295,473
JNL/Eagle Core Equity .............................................         3,281,300      47,880,136       60,605,605
JNL/Eagle SmallCap Equity .........................................         3,054,858      43,455,291       51,840,941
JNL/Putnam Growth .................................................        13,321,153     266,313,889      378,986,799
JNL/Putnam Value Equity ...........................................        16,449,555     264,623,207      276,023,537
PPM America/JNL Balanced ..........................................        11,122,724     130,966,716      140,146,319
PPM America/JNL High Yield Bond ...................................        12,430,988     120,536,698      125,925,909
PPM America/JNL Money Market ......................................       131,897,573     129,215,897      131,897,573
Salomon Brothers/JNL Global Bond ..................................         5,033,843      48,778,700       51,596,888
Salomon Brothers/JNL U.S. Government & Quality Bond ...............         8,865,158      90,711,451       91,843,037
T. Rowe Price/JNL Established Growth ..............................        15,669,573     239,723,325      340,029,734
T. Rowe Price/JNL International Equity Investment .................         5,751,477      70,015,033       96,567,292
T. Rowe Price/JNL Mid-Cap Growth ..................................        10,572,404     171,841,703      250,671,707
JNL/S&P Conservative Growth I .....................................         5,762,098      63,035,586       71,738,122
JNL/S&P Moderate Growth I .........................................         8,145,211      92,601,006      109,308,727
JNL/S&P Aggressive Growth I .......................................         2,731,069      32,605,363       40,119,405
JNL/S&P Very Aggressive Growth I ..................................         1,408,100      19,013,362       23,388,539
JNL/S&P Equity Growth I ...........................................         3,906,133      47,022,314       59,412,282
JNL/S&P Equity Aggressive Growth I ................................         1,159,919      13,831,377       18,048,337

JNL VARIABLE FUND LLC
---------------------

JNL/First Trust  The Dow Target 5 .................................           494,341       4,207,516        3,850,920
JNL/First Trust  The Dow Target 10 ................................           891,911       8,157,727        7,786,387
JNL/First Trust  The S&P Target 10 ................................           830,892       8,301,330        9,189,668
JNL/First Trust Global Target 15 ..................................           226,285       2,028,710        2,034,303
JNL/First Trust  Target 25 ........................................           223,669       1,964,701        1,856,456
JNL/First Trust  Target Small-Cap .................................           169,682       1,735,442        2,100,668
JNL/First Trust  Technology Sector ................................           508,945       6,390,106        7,832,662
JNL/First Trust  Pharmaceutical/Healthcare Sector .................           415,449       3,994,243        4,046,471
JNL/First Trust  Financial Sector .................................           278,371       2,546,502        2,496,986
JNL/First Trust  Energy Sector ....................................            74,161         738,066          761,637
JNL/First Trust  Leading Brands Sector ............................           175,047       1,688,455        1,671,702
JNL/First Trust  Communications Sector ............................           334,535       3,899,190        5,048,134


                See accompanying notes to financial statements.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                          Notes to Financial Statements


NOTE 1 - ORGANIZATION

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-four Portfolios, each of which invests in the following series of mutual funds:

                  JNL Series Trust

                  JNL/Janus Aggressive Growth Series
                  JNL/Janus Capital Growth Series
                  JNL/Janus Global Equities Series
                  JNL/Alger Growth Series
                  JNL/Eagle Core Equity Series
                  JNL/Eagle SmallCap Equity Series
                  JNL/Putnam Growth Series
                  JNL/Putnam Value Equity Series
                  PPM America/JNL Balanced Series
                  PPM America/JNL High Yield Bond Series
                  PPM America/JNL Money Market Series
                  Salomon Brothers/JNL Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  JNL/S&P Conservative Growth Series I
                  JNL/S&P Moderate Growth Series I
                  JNL/S&P Aggressive Growth Series I
                  JNL/S&P Very Aggressive Growth Series I
                  JNL/S&P Equity Growth Series I
                  JNL/S&P Equity Aggressive Growth Series I

                    JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 1 - ORGANIZATION (CONTINUED)

                  JNL Variable Fund LLC

                  JNL/First Trust The Dow Target 5 Series
                  JNL/First Trust The Dow Target 10 Series
                  JNL/First Trust The S&P Target 10 Series
                  JNL/First Trust Global Target 15 Series
                  JNL/First Trust Target 25 Series
                  JNL/First Trust Target Small-Cap Series
                  JNL/First Trust Technology Sector Series
                  JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series
                  JNL/First Trust Energy Sector Series
                  JNL/First Trust Leading Brands Sector Series
                  JNL/First Trust Communications Sector Series

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the Series.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series of mutual funds are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

         Contract Maintenance Charge

                  An annual contract maintenance charge of $35 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 1999, $810,773 in contract maintenance charges were assessed.

         Transfer Fee Charge

                  A  transfer  fee  of $25  will  apply  to  transfers  made  by policyholders between the Portfolios and between the Portfolios and the general account in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 1999, $21,000 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 3 - POLICY CHARGES (CONTINUED)

         Surrender or Contingent Deferred Sales Charge (continued)

                  withdrawals in a calendar year. The surrender charges are assessed by JNL and withheld from the proceeds of the withdrawals. For the period ended December 31, 1999, $2,952,008 in surrender charges were assessed.

         Insurance Charges

                  JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         For the period ended December 31, 1999, purchases and proceeds from sales of investments are as follows:

                                                                                            PROCEEDS
JNL SERIES TRUST                                                           PURCHASES       FROM SALES
----------------                                                        ---------------- ----------------

JNL/Janus Aggressive Growth ......................................      $   231,054,878  $    54,291,476
JNL/Janus Capital Growth .........................................          199,704,188       46,607,905
JNL/Janus Global Equities ........................................          146,865,450       46,533,483
JNL/Alger Growth .................................................          161,049,632       50,630,006
JNL/Eagle Core Equity ............................................           31,220,256        9,394,667
JNL/Eagle SmallCap Equity ........................................           32,792,549       20,915,800
JNL/Putnam Growth ................................................          176,673,372       52,947,591
JNL/Putnam Value Equity ..........................................          144,503,258       48,802,238
PPM America/JNL Balanced .........................................           75,192,914       27,988,627
PPM America/JNL High Yield Bond ..................................           63,718,796       34,907,746
PPM America/JNL Money Market .....................................          218,681,303      143,270,770
Salomon Brothers/JNL Global Bond .................................           25,385,132       15,696,906
Salomon Brothers/JNL U.S. Government & Quality Bond ..............           72,070,619       38,337,158
T. Rowe Price/JNL Established Growth .............................          118,133,415       45,024,175
T. Rowe Price/JNL International Equity Investment ................           39,464,174       31,259,009
T. Rowe Price/JNL Mid-Cap Growth .................................           71,872,511       42,865,311
JNL/S&P Conservative Growth I ....................................           60,670,442        7,403,020
JNL/S&P Moderate Growth I ........................................           90,226,112        9,887,258
JNL/S&P Aggressive Growth I ......................................           31,192,349        2,873,061
JNL/S&P Very Aggressive Growth I .................................           29,308,479       13,415,210
JNL/S&P Equity Growth I ..........................................           49,786,514        7,909,466
JNL/S&P Equity Aggressive Growth I ...............................           13,822,190        3,210,307

JNL VARIABLE FUND LLC
---------------------

JNL/First Trust The Dow Target 5 .................................            5,277,958          941,679
JNL/First Trust The Dow Target 10 ................................            9,748,294        1,485,118
JNL/First Trust The S&P Target 10 ................................            9,627,100        1,391,570
JNL/First Trust Global Target 15 .................................            3,056,377          992,964
JNL/First Trust Target 25 ........................................            2,892,407          829,306
JNL/First Trust Target Small-Cap .................................            2,873,961        1,292,821
JNL/First Trust Technology Sector ................................            7,757,956        1,696,492
JNL/First Trust Pharmaceutical/Healthcare Sector .................            5,116,140        1,103,747
JNL/First Trust Financial Sector .................................            3,555,092          950,959
JNL/First Trust Energy Sector ....................................            1,747,155          979,975
JNL/First Trust Leading Brands Sector ............................            2,721,795        1,013,634
JNL/First Trust Communications Sector ............................            5,143,358        1,562,522

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 5 -  ACCUMULATION OF UNIT ACTIVITY

     The following is a reconciliation of unit activity for the periods ended December 31, 1999 and 1998:

                                         UNITS                                   UNITS                                   UNITS
                                      OUTSTANDING     UNITS        UNITS      OUTSTANDING     UNITS        UNITS      OUTSTANDING
PORTFOLIO:                            AT 12/31/97    ISSUED       REDEEMED    AT 12/31/98    ISSUED       REDEEMED    AT 12/31/99
------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------- ------------

JNL/Janus Aggressive Growth             5,371,379    2,787,639   (1,319,713)    6,839,305    8,413,086   (1,852,605)   13,399,786

JNL/Janus Capital Growth                5,132,743    1,833,616   (1,116,476)    5,849,883    7,961,597   (1,763,331)   12,048,149

JNL/Janus Global Equities               9,067,277    3,746,642   (1,571,721)   11,242,198    6,446,656   (1,822,776)   15,866,078

JNL/Alger Growth                        5,908,446    3,064,437   (1,267,893)    7,704,990    7,223,188   (2,128,853)   12,799,325

JNL/Eagle Core Equity                     766,516    1,291,060     (228,213)    1,829,363    1,849,218     (524,143)    3,154,438

JNL/Eagle SmallCap Equity                 857,946    1,751,877     (335,278)    2,274,545    2,293,943   (1,415,540)    3,152,948

JNL/Putnam Growth                       5,207,294    4,324,364   (1,183,066)    8,348,592    7,881,929   (2,174,216)   14,056,305

JNL/Putnam Value Equity                 6,925,507    5,474,730   (1,500,339)   10,899,898    8,029,664   (2,572,359)   16,357,203

PPM America/JNL Balanced                4,486,973    2,840,078     (752,880)    6,574,171    5,185,755   (1,819,510)    9,940,416

PPM America/JNL High Yield Bond         4,711,051    4,571,237   (1,931,614)    7,350,674    4,873,455   (2,551,208)    9,672,921

PPM America/JNL Money Market            3,855,123    8,948,994   (8,090,159)    4,713,958   19,333,720  (12,556,497)   11,491,181

Salomon Brothers/JNL Global Bond        2,603,857    1,427,619     (865,322)    3,166,154    1,973,231   (1,168,639)    3,970,746

Salomon Brothers/JNL U.S.
  Government & Quality Bond             2,090,575    4,167,543   (1,252,117)    5,006,001    6,138,355   (3,180,806)    7,963,550

T. Rowe Price/JNL Established Growth    7,218,789    4,670,050   (1,489,792)   10,399,047    5,614,936   (1,956,465)   14,057,518

T. Rowe Price/JNL
  International Equity Investment       4,406,642    1,396,050     (973,991)    4,828,701    2,792,812   (2,114,107)    5,507,406

T. Rowe Price/JNL Mid-Cap Growth        8,031,753    3,689,921   (1,780,671)    9,941,003    3,897,001   (2,179,811)   11,658,193

JNL/S&P Conservative Growth I                   -    1,031,476      (63,802)      967,674    5,520,712     (615,088)    5,873,298

JNL/S&P Moderate Growth I                       -    1,386,264     (187,698)    1,198,566    7,885,211     (771,324)    8,312,453

JNL/S&P Aggressive Growth I                     -      627,797     (216,909)      410,888    2,588,200     (208,432)    2,790,656

JNL/S&P Very Aggressive Growth I                -      317,036      (96,541)      220,495    2,244,126   (1,025,711)    1,438,910

JNL/S&P Equity Growth I                         -      523,931      (45,782)      478,149    4,138,823     (622,315)    3,994,657

JNL/S&P Equity Aggressive Growth I              -      337,114      (32,987)      304,127    1,131,140     (251,379)    1,183,888

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 5 -  ACCUMULATION OF UNIT ACTIVITY (CONTINUED)


                                         UNITS                                   UNITS                                   UNITS
                                      OUTSTANDING     UNITS        UNITS      OUTSTANDING     UNITS        UNITS      OUTSTANDING
PORTFOLIO (CONTINUED):                AT 12/31/97    ISSUED       REDEEMED    AT 12/31/98    ISSUED       REDEEMED    AT 12/31/99
------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------- --------------

JNL/First Trust The Dow Target 5                -            -            -             -      619,593     (121,789)      497,804

JNL/First Trust The Dow Target 10               -            -            -             -    1,067,622     (169,462)      898,160

JNL/First Trust The S&P Target 10               -            -            -             -      968,545     (131,832)      836,713

JNL/First Trust Global Target 15                -            -            -             -      341,947     (114,077)      227,870

JNL/First Trust Target 25                       -            -            -             -      329,374     (104,138)      225,236

JNL/First Trust Target Small-Cap                -            -            -             -      283,403     (112,532)      170,871

JNL/First Trust Technology Sector               -            -            -             -      625,357     (112,847)      512,510

JNL/First Trust Pharmaceutical/
  Healthcare Sector                             -            -            -             -      534,348     (115,989)      418,359

JNL/First Trust Financial Sector                -            -            -             -      389,235     (108,914)      280,321

JNL/First Trust Energy Sector                   -            -            -             -      175,947     (101,266)       74,681

JNL/First Trust Leading Brands                  -            -            -             -      282,893     (106,619)      176,274
Sector

JNL/First Trust Communications                  -            -            -             -      447,758     (110,879)      336,879
Sector

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT

         Deposits into the Separate Account purchase shares of the JNL Series Trust and JNL Variable Fund LLC. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 1999 and 1998:

                                                                                 PORTFOLIOS
                                         -------------------------------------------------------------------------------------------



                                            JNL/JANUS AGGRESSIVE             JNL/JANUS CAPITAL              JNL/JANUS GLOBAL
                                                   GROWTH                         GROWTH                        EQUITIES
                                         ----------------------------   -----------------------------  -----------------------------


                                                 YEAR ENDED                     YEAR ENDED                     YEAR ENDED
                                                DECEMBER 31,                   DECEMBER 31,                   DECEMBER 31,
                                         ----------------------------   -----------------------------  -----------------------------
                                             1999          1998             1999           1998            1999           1998
                                         -------------- -------------   -------------- --------------  -------------- --------------

Proceeds from units issued ...........   $121,671,498   $ 24,607,596    $ 93,560,282   $ 14,145,762    $ 82,165,122   $ 41,627,440
Value of units redeemed ..............    (14,502,375)    (4,443,338)    (12,411,224)    (4,046,738)    (15,851,826)    (7,440,945)
Transfers between portfolios and
   between portfolios and
   general account ...................     73,775,298      3,644,689      75,148,190        917,056      38,712,012      6,833,409
                                         -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account ......    180,944,421     23,808,947     156,297,248     11,016,080     105,025,308     41,019,904

DEDUCTIONS:
Policyholder charges .................        314,456        162,685         239,449        133,165         356,612        244,503
                                         -------------- -------------   -------------- --------------  -------------- --------------


Net deposits from policyholders ......   $180,629,965   $ 23,646,262    $156,057,799   $ 10,882,915    $104,668,696   $ 40,775,401
                                         ============== =============   ============== ==============  ============== ==============


                                         -------------------------------------------------------------------------------------------



                                                  JNL/ALGER                      JNL/EAGLE                      JNL/EAGLE
                                                    GROWTH                      CORE EQUITY                  SMALLCAP EQUITY
                                         -----------------------------  -----------------------------   ----------------------------


                                                  YEAR ENDED                    YEAR ENDED                     YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                   DECEMBER 31,
                                         -----------------------------  -----------------------------   ----------------------------
                                             1999           1998            1999           1998            1999           1998
                                         -------------- --------------  -------------- --------------   ------------- --------------

Proceeds from units issued ...........   $ 88,986,412   $ 26,745,114    $ 17,826,042   $ 10,633,575     $ 13,378,346  $ 12,039,689
Value of units redeemed ..............    (14,147,962)    (5,120,589)     (1,884,230)      (635,090)      (1,978,835)     (509,032)
Transfers between portfolios and
   between portfolios and
   general account ...................     39,119,116      7,457,907       6,528,640      5,575,481        1,076,938     8,364,386
                                         -------------- --------------  -------------- --------------   ------------- --------------

Total gross deposits net of
   transfers to general account ......    113,957,566     29,082,432      22,470,452     15,573,966       12,476,449    19,895,043

DEDUCTIONS:
Policyholder charges .................        308,847        147,076          43,826         16,861           53,318        14,938
                                         -------------- --------------  -------------- --------------   ------------- --------------


Net deposits from policyholders ......   $113,648,719   $ 28,935,356    $ 22,426,626   $ 15,557,105     $ 12,423,131  $ 19,880,105
                                         ============== ==============  ============== ==============   ============= ==============


                                         ----------------------------



                                                JNL/PUTNAM
                                                  GROWTH
                                         ----------------------------


                                                YEAR ENDED
                                               DECEMBER 31,
                                         ----------------------------
                                             1999          1998
                                         -------------- -------------


Proceeds from units issued ...........   $ 99,893,576   $ 49,827,649
Value of units redeemed ..............    (12,739,046)    (6,336,122)
Transfers between portfolios and
   between portfolios and
   general account ...................     40,496,775     13,491,673
                                         -------------- -------------

Total gross deposits net of
   transfers to general account ......    127,651,305    56,983,200

DEDUCTIONS:
Policyholder charges .................        307,653       189,901
                                         -------------- -------------


Net deposits from policyholders ......   $127,343,652   $ 56,793,299
                                         ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)

                                                                                PORTFOLIOS
                                         -------------------------------------------------------------------------------------------



                                                 JNL/PUTNAM                   PPM AMERICA/JNL               PPM AMERICA/JNL
                                                VALUE EQUITY                     BALANCED                   HIGH YIELD BOND
                                         ----------------------------   -----------------------------  -----------------------------


                                                 YEAR ENDED                     YEAR ENDED                     YEAR ENDED
                                                DECEMBER 31,                   DECEMBER 31,                   DECEMBER 31,
                                         ----------------------------   -----------------------------  -----------------------------
                                             1999          1998             1999           1998            1999           1998
                                         -------------- -------------   -------------- --------------  -------------- --------------

Proceeds from units issued ...........   $ 74,353,931   $ 61,152,713    $ 34,880,793   $ 26,538,757    $ 26,655,587   $ 39,826,976
Value of units redeemed ..............    (12,933,525)    (6,233,980)     (7,702,753)    (3,923,546)     (8,008,754)    (4,032,454)
Transfers between portfolios and
   between portfolios and
   general account ...................     38,058,904     11,112,397      21,906,508      6,503,296      11,934,828     (1,083,299)
                                         -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account ......     99,479,310     66,031,130      49,084,548     29,118,507      30,581,661     34,711,223

DEDUCTIONS:
Policyholder charges .................        343,863        175,296         167,169         82,846         180,057         87,388
                                         -------------- -------------   -------------- --------------  -------------- --------------


Net deposits from policyholders ......   $ 99,135,447   $ 65,855,834    $ 48,917,379   $ 29,035,661    $ 30,401,604   $ 34,623,835
                                         ============== =============   ============== ==============  ============== ==============

                                         -------------------------------------------------------------------------------------------



                                               PPM AMERICA/JNL             SALOMON BROTHERS/JNL         SALOMON BROTHERS/JNL U.S.
                                                 MONEY MARKET                   GLOBAL BOND             GOVERNMENT & QUALITY BOND
                                         -----------------------------  -----------------------------   ----------------------------


                                                  YEAR ENDED                    YEAR ENDED                     YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                   DECEMBER 31,
                                         -----------------------------  -----------------------------   ----------------------------
                                             1999           1998            1999           1998            1999           1998
                                         -------------- --------------  -------------- --------------   ------------- --------------

Proceeds from units issued ...........   $102,075,456   $ 30,782,206    $ 10,386,863   $ 10,063,455     $ 26,214,725  $ 14,609,255
Value of units redeemed ..............    (17,604,827)    (7,926,544)     (2,619,376)    (1,972,251)      (7,133,754)   (1,850,919)
Transfers between portfolios and
   between portfolios and
   general account ...................     (7,406,013)   (13,392,940)      2,631,811       (664,160)      16,040,824    21,189,057
                                         -------------- --------------  -------------- --------------   ------------- --------------

Total gross deposits net of
   transfers to general account ......     77,064,616      9,462,722      10,399,298      7,427,044       35,121,795    33,947,393

DEDUCTIONS:
Policyholder charges .................        425,009        221,712          58,174         44,726          223,852        34,306
                                         -------------- --------------  -------------- --------------   ------------- --------------


Net deposits from policyholders ......   $ 76,639,607   $  9,241,010    $ 10,341,124   $  7,382,318     $ 34,897,943  $ 33,913,087
                                         ============== ==============  ============== ==============   ============= ==============

                                         ----------------------------



                                             T. ROWE PRICE/JNL
                                            ESTABLISHED GROWTH
                                         ----------------------------


                                                YEAR ENDED
                                               DECEMBER 31,
                                         ----------------------------
                                             1999          1998
                                         -------------- -------------


Proceeds from units issued ...........   $ 66,679,044   $ 52,824,458
Value of units redeemed ..............    (13,224,370)    (7,327,082)
Transfers between portfolios and
   between portfolios and
   general account ...................     23,644,354     11,596,227
                                         -------------- -------------

Total gross deposits net of
   transfers to general account ......     77,099,028     57,093,603

DEDUCTIONS:
Policyholder charges .................        310,906        204,723
                                         -------------- -------------


Net deposits from policyholders ......   $ 76,788,122   $ 56,888,880
                                         ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                                            PORTFOLIOS
                                         -------------------------------------------------------------------------------------------


                                              T. ROWE PRICE/JNL                                                 JNL/S&P
                                            INTERNATIONAL EQUITY             T. ROWE PRICE/JNL                CONSERVATIVE
                                                 INVESTMENT                   MID-CAP GROWTH                    GROWTH I
                                         ----------------------------   -----------------------------  -----------------------------

                                                                                                                       PERIOD FROM
                                                 YEAR ENDED                     YEAR ENDED                               APRIL 9,
                                                DECEMBER 31,                   DECEMBER 31,             YEAR ENDED       1998* TO
                                         ----------------------------   -----------------------------  DECEMBER 31,     DECEMBER 31
                                             1999          1998             1999           1998            1999            1998
                                         -------------- -------------   -------------- --------------  -------------- --------------

Proceeds from units issued ............  $ 11,229,183   $  9,234,204    $ 34,080,500   $ 35,690,323    $ 26,402,046   $  3,632,331
Value of units redeemed ...............    (5,060,226)    (2,825,426)    (10,749,814)    (5,078,043)      (2,204,223)      (65,201)
Transfers between portfolios and
   between portfolios and
   general account ....................     3,188,380       (628,509)      8,724,411        271,174      29,635,980      5,843,640
                                         -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account .......     9,357,337      5,780,269      32,055,097     30,883,454      53,833,803      9,410,770

DEDUCTIONS:
Policyholder charges ..................       106,586         84,050         250,887        84,050           23,446            228
                                         -------------- -------------   -------------- --------------  -------------- --------------


Net deposits from policyholders .......  $  9,250,751   $  5,696,219    $ 31,804,210   $ 30,720,629    $ 53,810,357   $  9,410,542
                                         ============== =============   ============== ==============  ============== ==============


-------------------------------------
* Commencement of operations.


                                         ------------------------------------------------------------------------------------------

                                                                                                                 JNL/S&P
                                                   JNL/S&P                        JNL/S&P                         VERY
                                                   MODERATE                     AGGRESSIVE                     AGGRESSIVE
                                                   GROWTH I                      GROWTH I                       GROWTH I
                                         -----------------------------  ----------------------------   ----------------------------
                                                         PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                          APRIL 8,                      APRIL 8,                       APRIL 1,
                                          YEAR ENDED      1998* TO       YEAR ENDED     1998* TO        YEAR ENDED     1998* TO
                                         DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                             1999           1998            1999          1998            1999           1998
                                         -------------- --------------  ----------------------------   ------------- --------------

Proceeds from units issued ............  $ 46,196,922   $  6,145,126    $ 15,223,784  $  2,442,603     $  9,037,666  $  1,764,667
Value of units redeemed ...............    (1,979,000)       (88,136)       (308,177)      (28,931)        (946,140)      (88,630)
Transfers between portfolios and
   between portfolios and
   general account ....................    36,917,726      5,519,988      13,661,585     1,641,523        7,945,645       484,744
                                         -------------- --------------  ----------------------------   ------------- --------------

Total gross deposits net of
   transfers to general account .......    81,135,648     11,576,978      28,577,192     4,055,195       16,037,171     2,160,781

DEDUCTIONS:
Policyholder charges ..................        29,734            952           6,779           981           15,571         4,143
                                         -------------- --------------  ----------------------------   ------------- --------------


Net deposits from policyholders .......  $ 81,105,914   $ 11,576,026    $ 28,570,413  $  4,054,214     $ 16,021,600  $  2,156,638
                                         ============== ==============  ============================   ============= ==============


                                         ----------------------------


                                                   JNL/S&P
                                                   EQUITY
                                                  GROWTH I
                                         ----------------------------
                                                        PERIOD FROM
                                                         APRIL 13,
                                          YEAR ENDED      1998* TO
                                         DECEMBER 31,   DECEMBER 31,
                                             1999          1998
                                         -------------- -------------


Proceeds from units issued ............  $ 22,783,205   $  2,541,056
Value of units redeemed ...............      (703,372)        (2,744)
Transfers between portfolios and
   between portfolios and
   general account ....................    20,155,109      1,998,887
                                         -------------- -------------

Total gross deposits net of
   transfers to general account .......    42,234,942     4,537,199

DEDUCTIONS:
Policyholder charges ..................         8,770            68
                                         -------------- -------------


Net deposits from policyholders .......  $ 42,226,172   $  4,537,131
                                         ============== =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                                     PORTFOLIOS
                                                       -----------------------------------------------------------------------------

                                                                 JNL/S&P                JNL/FIRST       JNL/FIRST       JNL/FIRST
                                                                 EQUITY                   TRUST           TRUST           TRUST
                                                               AGGRESSIVE                THE DOW         THE DOW         THE S&P
                                                                GROWTH I                TARGET 5        TARGET 10       TARGET 10
                                                       ----------------------------   --------------  --------------  --------------
                                                                      PERIOD FROM     PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                                       APRIL 15,        JULY 2,         JULY 2,         JULY 2,
                                                        YEAR ENDED      1998* TO        1999* TO        1999* TO        1999* TO
                                                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           1999          1998             1999            1999            1999
                                                       -------------- -------------   --------------  --------------  --------------

Proceeds from units issued ......................      $  7,950,953   $  1,516,903    $  3,865,828    $  5,207,901    $  7,839,926
Value of units redeemed .........................          (193,168)       (10,701)         (5,952)        (24,223)         (4,931)
Transfers between portfolios and
   between portfolios and
   general account ..............................         2,978,368      1,394,684         490,809       3,107,749         427,153
                                                       -------------- -------------   --------------  --------------  --------------

Total gross deposits net of
   transfers to general account .................        10,736,153      2,900,886       4,350,685       8,291,427       8,262,148

DEDUCTIONS:
Policyholder charges ............................             8,357            176               -             460               -
                                                       -------------- -------------   --------------  --------------  --------------


Net deposits from policyholders .................      $ 10,727,796   $  2,900,710    $  4,350,685    $  8,290,967    $  8,262,148
                                                       ============== =============   ==============  ==============  ==============

-------------------------------------
* Commencement of operations.

                                                    --------------------------------------------------------------------------------
                                                                                       JNL/FIRST       JNL/FIRST       JNL/FIRST
                                                      JNL/FIRST       JNL/FIRST          TRUST           TRUST           TRUST
                                                    TRUST GLOBAL        TRUST            TARGET       TECHNOLOGY     PHARMACEUTICAL
                                                      TARGET 15       TARGET 25        SMALL-CAP        SECTOR        HEALTH SECTOR
                                                    --------------   -------------   -------------   --------------  ---------------
                                                    PERIOD FROM      PERIOD FROM     PERIOD FROM     PERIOD FROM      PERIOD FROM
                                                      JULY 2,          JULY 2,         JULY 2,         JULY 2,          JULY 2,
                                                      1999* TO        1999* TO        1999* TO         1999* TO        1999* TO
                                                    DECEMBER 31,      DECEMBER        DECEMBER       DECEMBER 31,    DECEMBER 31,
                                                                         31,             31,
                                                        1999            1999            1999             1999            1999
                                                    --------------   -------------   -------------   --------------  ---------------

Proceeds from units issued ....................     $  1,785,627     $  1,707,208    $  1,630,202    $  6,126,986    $   3,785,929
Value of units redeemed .......................             (472)          (1,206)           (652)         (5,274)          (6,018)
Transfers between portfolios and
   between portfolios and
   general account ............................          288,252          366,831         (37,970)        (40,054)         246,897
                                                    --------------   -------------   -------------   --------------  ---------------

Total gross deposits net of
   transfers to general account ...............        2,073,407        2,072,833       1,591,580       6,081,658        4,026,808

DEDUCTIONS:
Policyholder charges ..........................                -                -               -               -                -
                                                    --------------   -------------   -------------   --------------  ---------------


Net deposits from policyholders ...............     $  2,073,407     $  2,072,833    $  1,591,580    $  6,081,658    $   4,026,808
                                                    ==============   =============   =============   ==============  ===============


                                                   -----------------------------
                                                    JNL/FIRST       JNL/FIRST
                                                      TRUST           TRUST
                                                    FINANCIAL         ENERGY
                                                      SECTOR          SECTOR
                                                   -------------   -------------
                                                   PERIOD FROM     PERIOD FROM
                                                     JULY 2,         JULY 2,
                                                    1999* TO        1999* TO
                                                    DECEMBER        DECEMBER
                                                       31,             31,
                                                      1999            1999
                                                   -------------   -------------

Proceeds from units issued ....................    $  2,324,833    $    658,068
Value of units redeemed .......................          (2,422)           (259)
Transfers between portfolios and
   between portfolios and
   general account ............................         292,724         117,554
                                                   -------------   -------------

Total gross deposits net of
   transfers to general account ...............       2,615,135         775,363

DEDUCTIONS:
Policyholder charges ..........................               -               -
                                                   -------------   -------------


Net deposits from policyholders ...............    $  2,615,135    $    775,363
                                                   =============   =============

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                         PORTFOLIOS
                                             -----------------------------------


                                             JNL/FIRST TRUST    JNL/FIRST TRUST
                                              LEADING BRANDS    COMMUNICATIONS
                                                  SECTOR            SECTOR
                                             -----------------  ----------------
                                               PERIOD FROM       PERIOD FROM
                                                 JULY 2,           JULY 2,
                                                1999* TO           1999* TO
                                              DECEMBER 31,       DECEMBER 31,
                                                  1999               1999
                                             -----------------  ----------------

Proceeds from units issued ...............   $     1,575,329    $     3,755,463
Value of units redeemed ..................            (3,499)            (4,549)
Transfers between portfolios and
   between portfolios and
   general account .......................           146,103           (155,221)
                                             -----------------  ----------------

Total gross deposits net of
   transfers to general account ..........         1,717,933          3,595,693

DEDUCTIONS:
Policyholder charges                                       -                  -
                                             -----------------  ----------------


Net deposits from policyholders ..........   $     1,717,933    $     3,595,693
                                             =================  ================


-------------------------------------
* Commencement of operations.

                    JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company as of December 31, 1999 and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The accompanying consolidated statements of Jackson National Life Insurance Company as of December 31, 1998, were audited by other auditors whose report thereon dated February 5, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.

As discussed more fully in note 2 to the financial statements, effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments."







February 2, 2000

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEET
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        DECEMBER 31,
                                                                           -------------------------------------
                                                                            1999             1998
                                                                           ------------------  -----------------
ASSETS

   Investments:
     Cash and short-term investments .................................         $  2,162,340       $  2,487,418
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 1999, $27,325,447; 1998,
         $26,615,730) ................................................           26,233,916         27,304,968
        Equities (cost: 1999, $443,781; 1998, $247,307) ..............              497,096            319,831
     Mortgage loans, net of allowance ................................            3,421,720          2,465,807
     Policy loans ....................................................              675,643            652,628
     Other invested assets ...........................................              861,981            415,493
                                                                           ------------------  -----------------
         Total investments ...........................................           33,852,696         33,646,145

   Accrued investment income .........................................              445,241            427,297
   Deferred acquisition costs ........................................            2,000,305          1,311,314
   Reinsurance recoverable ...........................................              328,010            256,189
   Deferred income taxes .............................................              298,215                  -
   Value of acquired insurance in force ..............................              138,734            154,402
   Other assets ......................................................              162,540             91,750
   Variable annuity assets ...........................................            4,522,188          1,951,659
                                                                           ==================  =================
         Total assets ................................................        $  41,747,929       $ 37,838,756
                                                                           ==================  =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits ...........................        $     669,275       $    650,305
       Deposits on investment contracts ..............................           25,339,544         25,135,640
       Guaranteed investment contracts ...............................            4,658,339          4,566,859
       Other policyholder funds ......................................               11,147             12,262
       Claims payable ................................................              221,288            168,278
     Trust instruments supported by funding agreements ...............              997,973                  -
     Reverse repurchase agreements ...................................            1,439,334            922,121
     Securities lending payable ......................................              288,000            425,000
     Surplus note payable ............................................              249,184            249,176
     Income taxes payable to Parent ..................................              179,123            178,236
     Liability for guaranty fund assessments .........................               80,225             66,846
     Deferred income taxes ...........................................                    -             23,122
     Other liabilities ...............................................              631,451            607,250
     Variable annuity liabilities ....................................            4,522,188          1,951,659
                                                                           ------------------  -----------------
         Total liabilities ...........................................           39,287,071         34,956,754
                                                                           ------------------  -----------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares ..........................               13,800             13,800
     Additional paid-in capital ......................................            1,360,982          1,360,982
     Accumulated other comprehensive income
       net of tax of $(250,835) in 1999 and  $175,147 in 1998 ........            (465,836)            325,273
     Retained earnings ...............................................            1,551,912          1,181,947
                                                                           ------------------  -----------------
     Total stockholder's equity ......................................            2,460,858          2,882,002
                                                                           ==================  =================
         Total liabilities and stockholder's equity ..................     $     41,747,929       $ 37,838,756
                                                                           ==================  =================



          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               1999                 1998                1997
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums and other considerations ..................   $        258,311     $        263,686   $        275,851

   Net investment income ..............................          2,476,196            2,478,277          2,333,509

   Net realized investment gains ......................             44,318               69,446             80,335

   Fee income:
     Mortality charges ................................            134,744              136,040            136,285
     Surrender charges ................................             72,601               76,878             66,638
     Expense charges ..................................             17,481               19,217             20,175
     Variable annuity fees ............................             41,521               21,411             10,202
     Net asset management fees ........................             13,118                7,044              5,219
     Net retained commissions .........................                  -                  396                443
                                                          -----------------    -----------------  ------------------
   Total fee income ...................................            279,465              260,986            238,962

   Other income .......................................             37,286               32,974             31,251
                                                          -----------------    -----------------  ------------------
     Total revenues ...................................          3,095,576            3,105,369          2,959,908
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits .....................................            273,400              274,219            279,014
   Interest credited on deposit liabilities ...........          1,637,478            1,664,133          1,586,249
   Interest expense on surplus notes and reverse
      repurchase agreements ...........................             73,991              121,035            107,738
   Interest expense on trust instruments supported
      by funding agreements ...........................             28,480                    -                  -
   Decrease in reserves, net of reinsurance
      recoverables ....................................            (32,199)             (20,712)           (23,292)
   Other policyholder benefits ........................             15,820               10,534             16,170
   Commissions ........................................            312,213              208,177            274,906
   General and administrative expenses ................            206,121              169,274            169,473
   Taxes, licenses and fees ...........................              8,872               14,152             21,852
   Deferral of policy acquisition costs ...............           (360,205)            (251,166)          (320,246)
   Amortization of acquisition costs:
     Attributable to operations .......................            210,248              194,045            191,425
     Attributable to net realized investment gains ....             15,798               24,096             24,687
   Amortization of insurance in force .................             15,668               14,843             14,039
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses ......................          2,405,685            2,422,630          2,342,015
                                                          -----------------    -----------------  ------------------
     Pretax income ....................................            689,891              682,739            617,893
   Federal income tax expense .........................            241,500              239,000            216,300
                                                          -----------------    -----------------  ------------------

     Income before cumulative effect of change in
       accounting principle ...........................            448,391              443,739            401,593
   Cumulative effect of change in accounting principle              17,884                    -                  -
                                                          =================    =================  ==================
     NET INCOME .......................................   $        466,275     $        443,739   $        401,593
                                                          =================    =================  ==================

   Pro forma net income assuming the change in
    accounting principle is applied retroactively .....   $        448,391     $        437,811   $        397,571
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEARS ENDED DECEMBER 31,
                                                                             1999                 1998                 1997
                                                                       -------------------  -------------------  -------------------

COMMON STOCK, beginning and end of year .........................      $         13,800     $         13,800      $        13,800
                                                                       -------------------  -------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year ...............................................             1,360,982              832,982              648,982
    Capital contributions .......................................                     -              528,000              184,000
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,360,982            1,360,982              832,982
                                                                       -------------------  -------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year ...............................................               325,273              440,537              180,432
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $(425,982) in 1999, $(62,065) in
       1998, and $140,057 in 1997 ...............................              (791,109)            (115,264)             260,105
                                                                       -------------------  -------------------  -------------------
End of year .....................................................              (465,836)             325,273              440,537
                                                                       -------------------  -------------------  -------------------

RETAINED EARNINGS
Beginning of year ...............................................             1,181,947            1,327,830            1,170,737
    Net income ..................................................               466,275              443,739              401,593
    Dividends paid to stockholder ...............................               (96,310)            (589,622)            (244,500)
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,551,912            1,181,947            1,327,830
                                                                       -------------------  -------------------  -------------------


TOTAL STOCKHOLDER'S EQUITY ......................................      $       2,460,858    $      2,882,002     $       2,615,149
                                                                       ===================  ===================  ===================

                                                                                         YEARS ENDED DECEMBER 31,
                                                                              1999                 1998                 1997
                                                                        -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income ......................................................       $        466,275     $        443,739     4        401,593
Net unrealized holding gains (losses) arising during
       the period, net of tax of $(398,646) in 1999,
       $(41,366) in 1998 and $148,906 in 1997 ...................               (740,343)             (76,823)             276,539
Reclassification adjustment for gains included in
       net income, net of tax of  $(27,336) in 1999,
       $(20,699) in 1998 and $(8,849) in 1997 ...................                (50,766)             (38,441)             (16,434)
                                                                        ===================  ===================  ==================
COMPREHENSIVE INCOME (LOSS) .....................................       $       (324,834)    $         328,475    $          661,698
                                                                        ===================  ===================  ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEARS ENDED DECEMBER 31,
                                                                                 1999                1998               1997
                                                                            ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income .......................................................     $       466,275     $       443,739    $      401,593
     Adjustments  to  reconcile  net income to net cash
       provided  by  operating activities:
         Net realized investment gains ................................             (44,318)            (69,446)          (80,335)
         Interest credited on deposit liabilities .....................           1,637,478           1,664,133         1,586,249
         Interest expense on trust instruments supported
           by funding agreements ......................................              28,480                   -                 -
         Other charges ................................................            (224,826)           (253,546)         (233,300)
         Amortization of discount and premium on
           Investments ................................................             (69,919)           (104,586)          (18,437)
         Deferred income tax provision ................................             104,600              42,100            34,500
         Change in:
              Accrued investment income ...............................             (17,944)            (40,885)          (48,313)
              Deferred acquisition costs ..............................            (123,659)            (33,025)         (104,134)
              Value of acquired insurance in force ....................              15,668              14,843            14,039
              Income taxes payable to Parent ..........................                 887              34,941             2,931
              Other assets and liabilities, net .......................              85,808             (98,924)          659,413
                                                                            ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ........................           1,858,530           1,599,344         2,214,206
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale ........           5,374,124           6,923,936         9,078,616
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities and equities available for sale .............           2,426,270           1,020,281           960,844
         Mortgage loans ...............................................             113,545             127,201            47,282
        Purchases of:
         Fixed maturities and equities available for sale .............          (8,677,736)         (8,847,509)      (11,588,708)
            Mortgage loans ............................................          (1,071,678)         (1,008,131)         (801,008)
     Other investing activities .......................................              15,873            (769,833)        1,332,795
                                                                            ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES ..........................          (1,819,602)         (2,554,055)         (970,179)
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits .....................................................           7,211,159           5,185,920         5,244,103
         Withdrawals ..................................................          (5,723,094)         (4,306,150)       (3,599,724)
     Net transfers to separate accounts ...............................          (1,755,761)           (509,182)         (604,152)
     Surplus note payable .............................................                   -                   -           249,163
     Payment of cash dividends to Parent ..............................             (96,310)           (589,622)         (244,500)
     Capital contribution from Parent .................................                   -             528,000           184,000
                                                                            ----------------    ----------------   -----------------
     NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES .................            (364,006)            308,966         1,228,890
                                                                            ----------------    ----------------   -----------------
     NET (DECREASE) INCREASE IN CASH AND SHORT-TERM
           INVESTMENTS ................................................            (325,078)           (645,745)        2,472,917

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD ..................           2,487,418           3,133,163           660,246
                                                                            ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD ........................     $     2,162,340     $    2,487,418     $   3,133,163
                                                                            ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"),  London,  England.  JNL  is  licensed  to  sell  group  and individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer and JNL Thrift Holdings, Inc., a unitary thrift holding company.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition, the thrift was renamed Jackson Federal Bank ("Jackson Federal"). The purchase price amounted to $6.5 million. Additional capital contributions of $3.5 million and $4.2 million were made by the Company in 1999 and 1998, respectively. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. The $3.8 million excess of the purchase price over the fair value of assets acquired was allocated to goodwill and core deposits. The core deposits are amortized over 7 years and goodwill is amortized over 15 years. The acquisition was accounted for by the purchase method and the results of Jackson Federal are included in the consolidated income statement from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLES
     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 is treated as a cumulative effect of a change in accounting principle and prior periods have not been restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million is included in net income in 1999.

     Effective January 1, 1999, JNL adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The impact of adoption was not material.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     COMPREHENSIVE INCOME
     Effective January 1, 1998, JNL adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in the financial statements. Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income.

     INVESTMENTS
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at aggregate fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at fair value.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1999 and 1998 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1998 hedged the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 10 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps, are entered into for the purpose of hedging the Company's foreign currency denominated Trust instrument obligations. Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     Derivative financial instruments are held primarily for hedging purposes. High yield bond index swaps and equity index swaps were held for investment purposes in 1998 and 1997. Emerging market bond index swaps and equity index futures were also held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $320.0 million at December 31, 1999 and decreased by $245.3 million at December 31, 1998 to reflect this change.

     VALUE OF ACQUIRED INSURANCE IN-FORCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. In years prior to 1998, JNL filed a consolidated federal income tax return with Brooke Life only. The non-life insurance company subsidiaries file separate federal income tax returns.
     Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract as of the valuation date. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purposes of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. Trust instrument liabilities reported are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses are excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,461.2 million and $1,908.1 million at December 31, 1999 and 1998, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $61.0 million and $43.6 million at December 31, 1999 and 1998, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS
     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for debt securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. For commercial loans, carrying value approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $3,400.3 million and $2,682.7 million at December 31, 1999 and 1998, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation pricing models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $20.2 billion and $19.2 billion, respectively, at December 31, 1999, and $20.0 billion and $19.1 billion, respectively, at December 31, 1998.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.7 billion, at December 31, 1999, and $4.6 billion at December 31, 1998.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.0 billion at December 31, 1999.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,336.8 million and $1,861.7 million at December 31, 1999 and 1998, respectively.

     INDEBTEDNESS:
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $248.8 million and $288.9 million at December 31, 1999 and 1998, respectively. The carrying value of reverse repurchase agreements approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 1999, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1999, investments rated by the Company's investment advisor totaled $579.7 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                               PERCENT OF TOTAL
                  INVESTMENT RATING                                 ASSETS
                                                             -------------------
                  AAA ...................................                15.3%
                  AA ....................................                 2.6
                  A .....................................                16.3
                  BBB ...................................                22.1
                                                             -------------------
                      Investment grade ..................                56.3
                                                             -------------------
                  BB ....................................                 4.5
                  B and below ...........................                 2.1
                                                             -------------------
                      Below investment grade ............                 6.6
                                                             -------------------
                      Total fixed maturities ............                62.9
                                                             -------------------
                  Other assets ..........................                37.1
                                                             ===================
                      Total assets ......................               100.0%
                                                             ===================

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):


                                                                                GROSS             GROSS             ESTIMATED
                                                          AMORTIZED          UNREALIZED         UNREALIZED            FAIR
     DECEMBER 31, 1999                                      COST                GAINS             LOSSES              VALUE
                                                     -------------------- ------------------ ------------------- -------------------
     U.S. Treasury securities ...................         $       9,974        $        17        $      380        $        9,611
     U.S. Government agencies
          and foreign governments ...............               282,938             13,276             2,559               293,655
     Public utilities ...........................               547,355              5,419            25,850               526,924
     Corporate securities
          and commercial loans ..................            15,304,146            126,822           787,942            14,643,026
     Mortgage-backed securities .................            11,181,034             22,677           443,011            10,760,700
                                                     -------------------- ------------------ ------------------- -------------------
          Total .................................         $  27,325,447        $   168,211       $ 1,259,742        $   26,233,916
                                                     ==================== ================== =================== ===================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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4.   INVESTMENTS (CONTINUED)

                                                                              GROSS              GROSS             ESTIMATED
                                                        AMORTIZED           UNREALIZED        UNREALIZED              FAIR
     DECEMBER 31, 1998                                     COST               GAINS             LOSSES               VALUE
                                                    -------------------- ------------------ ------------------- --------------------
     U.S. Treasury securities ...................        $      11,372        $       276        $       19         $       11,629
     U.S. Government agencies
         and foreign governments ................              210,907             19,512             4,188                226,231
     Public utilities ...........................              512,375             25,274                23                537,626
     Corporate securities
           and commercial loans .................           13,929,370            671,454           220,363             14,380,461
     Mortgage-backed securities .................           11,951,706            265,076            67,761             12,149,021
                                                    -------------------- ------------------ ------------------- --------------------
          Total .................................        $  26,615,730        $   981,592        $  292,354         $   27,304,968
                                                    ==================== ================== =================== ====================

     Gross unrealized gains pertaining to equity securities at December 31, 1999 and 1998 were $83.3 million and $94.3 million, respectively. Gross unrealized losses at December 31, 1999 and 1998 were $30.0 million and $21.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less ......................................           $     165,931          $      164,796
     Due after 1 year through 5 years ...........................               3,308,798               3,298,580
     Due after 5 years through 10 years .........................               7,309,646               6,944,198
     Due after 10 years through 20 years ........................               2,334,373               2,200,878
     Due after 20 years .........................................               3,025,665               2,864,764
     Mortgage-backed securities .................................              11,181,034              10,760,700
                                                                       ====================  ======================
          Total .................................................           $  27,325,447          $   26,233,916
                                                                       ====================  ======================

     Acquisition discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate premium/discount amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $2.7 million and $6.7 million were on deposit with regulatory authorities at December 31, 1999 and 1998, respectively, as required by law in various states in which business is conducted.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $15.4 million and $11.5 million at December 31, 1999 and 1998, respectively, are as follows (in thousands):

                                                      DECEMBER 31,
                                                1999                 1998
                                          ------------------    ----------------
         Single Family ................         $        19     $            87
         Commercial ...................           3,421,701           2,465,720
                                          ==================    ================
              Total ...................         $ 3,421,720     $    2,465,807
                                          ==================    ================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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4.   INVESTMENTS (CONTINUED)

     At December 31, 1999, mortgage loans were collateralized by properties located in 36 states and Canada. Approximately 18% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     OTHER INVESTED ASSETS
     Other invested assets consist primarily of investments in limited partnerships that invest in securities. Limited partnership income recognized by the Company was $34.3 million, $10.2 million and $38.9 million in 1999, 1998 and 1997, respectively. At December 31, 1999, the Company has unfunded commitments related to its investments in limited partnerships totaling $259.6 million. Effective January 1, 2000, the Company has an additional commitment of $500.0 million.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding is as follows (in thousands):


                                                                 DECEMBER 31,
                                              1999                                           1998
                          ---------------------------------------------   -------------------------------------------
                             CONTRACTUAL/                                   CONTRACTUAL/
                               NOTIONAL          FAIR         GAIN/           NOTIONAL         FAIR        GAIN/
                                AMOUNT           VALUE       (LOSS)            AMOUNT         VALUE       (LOSS)
                          ------------------- ------------ ------------    -----------------------------------------
     Interest rate swaps     $    4,610,000     $ 19,878     $ 19,878       $   3,300,000    $(57,337)    $(57,337)
     Index swaps ........                 -            -            -             650,000           -        3,630
     Cross-currency
        swaps ...........           808,572      (61,472)     (61,472)                  -           -            -
     Put-swaptions ......        29,500,000       14,792        1,706          34,500,000       2,987      (16,013)
     Futures ............            62,557            -        4,633              48,844           -        3,020
     Call options .......         1,501,075      628,836      339,321             811,691     298,851      169,020


     During 1999 and 1998, the Company recorded net expenses of $29.9 million and $20.2 million, respectively, on derivative instruments. Income on derivatives of $35.8 million was recorded in 1997. Included in these amounts was a loss of $6.1 million in 1998, and income of $36.3 million in 1997 related to investment activity. During 1999 and 1998, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps and $10.1 million on the termination of emerging market bond index swaps, respectively. The average notional amount of swaps outstanding was $4.6 billion and $4.3 billion in 1999 and 1998, respectively. Included in the average outstanding amount were high yield and emerging market bond index swaps and equity index swaps of $231.1 million during 1998. The average outstanding contractual amount of equity futures held for investment purposes was $57.6 million during 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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4.  INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1999 and 1998, the estimated fair value of loaned securities was $313.8 million and $440.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $288.0 million and $425.0 million at December 31, 1999 and 1998, respectively, was invested in a pooled fund managed by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.  INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Fixed maturities ........................   $     2,094,557        $    2,160,543      $     2,003,256
     Other investment income .................            420,764              360,846              359,948
                                                 -----------------    ------------------   ------------------
       Total investment income ...............          2,515,321            2,521,389            2,363,204
     Less investment expenses ................            (39,125)             (43,112)             (29,695)
                                                 -----------------    ------------------   ------------------
       Net investment income .................   $     2,476,196       $     2,478,277      $     2,333,509
                                                 =================    ==================   ==================

     Net realized investment gains and losses are as follows (in thousands):


                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains ...........................    $        99,131     $        120,325     $        121,916
       Gross losses ..........................            (28,163)             (29,121)             (46,009)
     Sales of equity securities
       Gross gains ...........................             54,849               25,682               50,643
       Gross losses ..........................               (228)                (100)                (783)
     Impairment losses .......................            (77,076)             (31,532)             (39,415)
     Other invested assets, net ..............             (4,195)             (15,808)              (6,017)
                                                 -----------------    ------------------   ------------------
       Total .................................    $        44,318     $         69,446     $         80,335
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE IN-FORCE

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                 1999                 1998                 1997
                                                           -----------------    -----------------    -----------------
     Balance, beginning of year ....................       $        154,402      $       169,245        $     183,284
     Interest, at rates varying from 6.5% to 9.5% ..                 13,690               15,095               16,419
      Amortization .................................                (29,358)             (29,938)             (30,458)
                                                           =================    =================    =================
     Balance, end of year ..........................       $        138,734      $       154,402        $     169,245
                                                           =================    =================    =================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

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6.   VALUE OF ACQUIRED INSURANCE IN-FORCE (CONTINUED)

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                         2000                                   $  16,500
                         2001                                      17,400
                         2002                                      18,500
                         2003                                      19,600
                         2004                                      20,900
                         Thereafter                                45,834
                                                          -----------------
                              Total                             $ 138,734
                                                          =================

7.   INDEBTEDNESS

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $20.8 million in 1999 and 1998, and $16.3 million in 1997.

     REVERSE REPURCHASE AGREEMENTS
     During 1999, 1998 and 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements (in 1998 and 1997 only) whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $987.8 million and $1.8 billion during 1999 and 1998, respectively, at weighted average interest rates of 5.39% and 5.49%, respectively. Interest paid totaled $53.2 million, $100.2 million and $91.4 million in 1999, 1998 and 1997, respectively. The highest level of short-term borrowings at any month end was $1.5 billion in 1999 and $2.4 billion in 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


8.   REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                           1999               1998                1997
                                                     ------------------ ------------------  -----------------
     Direct premiums ............................    $        361,367    $       356,368    $        352,256
     Assumed premiums ...........................               4,941              5,162               5,354
     Less reinsurance ceded .....................            (107,997)           (97,844)            (81,759)
                                                     ================== ==================  =================
       Total net premiums .......................      $      258,311    $       263,686    $        275,851
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):


                                                                                    DECEMBER 31,
                                                                               1999               1998
                                                                         ------------------ -----------------
     Ceded reserves .............................                             $   289,034        $  237,971
     Ceded claims liability .....................                                  15,939             9,132
     Ceded - other ..............................                                  23,037             9,086
                                                                         ================== =================
       Total ....................................                             $   328,010        $  256,189
                                                                         ================== =================

     Reserves reinsured through Brooke Life were $76.4 million and $79.1 million at December 31, 1999 and 1998, respectively.

9.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998             1997
                                                              ---------------  -----------------  -------------
     Current tax expense ........................                $   136,900    $     196,900     $    181,800
     Deferred tax expense .......................                    104,600           42,100           34,500
                                                              ---------------  -----------------  -------------

     Provision for federal income taxes .........                $   241,500     $    239,000     $    216,300
                                                              ===============  =================  =============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1999, 1998 and 1997 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998            1997
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate .............                 $ 241,462        $ 238,959       $ 216,263
     Other ......................................                        38               41              37
                                                              ---------------  -------------- ----------------
     Provision for federal income taxes .........                 $ 241,500        $ 239,000       $ 216,300
                                                              ===============  =============== ===============

     Effective tax rate .........................                     35.0%            35.0%           35.0%
                                                              ===============  =============== ===============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


9.   FEDERAL INCOME TAXES (CONTINUED)

     Federal income taxes paid were $147.4 million, $161.9 million and $178.9 million, in 1999, 1998 and 1997, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                             YEARS ENDED DECEMBER 31,
                                                                             1999                1998
                                                                       ------------------  ------------------
     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items ....................    $         617,829   $         611,094
     Difference between financial reporting and the tax basis of:
          Investment assets acquired ..............................                    -              14,035
          Insolvency fund assessments .............................               28,553              28,553
          Other, net ..............................................                    -              10,288
     Net unrealized losses on available for sale securities .......              362,836                   -
                                                                       ------------------  ------------------
     Total deferred tax asset .....................................            1,009,218             663,970
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs ...................................             (569,295)           (334,851)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force ...........................              (48,557)            (54,041)
        Investment assets acquired ................................              (40,499)                  -
        Other assets ..............................................                  (37)             (1,696)
     Net unrealized gains on available for sale securities ........                    -            (261,013)
     Other, net ...................................................              (52,615)            (35,491)
                                                                       ------------------  ------------------
     Total deferred tax liability .................................             (711,003)           (687,092)
                                                                       ------------------  ------------------

     Net deferred tax asset (liability) ...........................    $         298,215   $         (23,122)
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

10. COMMITMENTS AND CONTINGENCIES

     The Company has contracted for the construction of a new home office building. The total cost upon completion in 2000 is expected to approximate $60.0 million, of which $30.5 million was capitalized at December 31, 1999.

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgement is expected.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1999, the Company's reserve for future state guaranty fund assessments was $80.2 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance sheet guarantees was $46 million and $892 million at December 31, 1999 and 1998, respectively.

11.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed which exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. On January 1, 2000 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $334.7 million.

     The Company received capital contributions from its parent of $528.0 million and $184.0 million in 1998 and 1997, respectively. Dividend payments were $96.3 million, $589.6 million and $244.5 million in 1999, 1998 and 1997, respectively, and received the required approval from the Michigan Insurance Bureau prior to payment.

     Statutory capital and surplus of the Company was $2,260.8 million and $2,127.4 million at December 31, 1999 and 1998, respectively. Statutory net income of the Company was $355.4 million, $321.8 million, and $237.
     4 million in 1999, 1998 and 1997, respectively.

12.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $26.0 million, $28.9 million and $20.1 million to PPM for investment advisory services during 1999, 1998 and 1997, respectively.

13.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $2.9 million, $3.8 million and $4.3 million in 1999, 1998 and 1997, respectively.

14.  SUBSEQUENT EVENT

     During January, 2000, the Company declared a $75 million dividend payable to Brooke Life.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:
                  (1)      Financial  statements and schedules  included in Part
                           A:

                           Condensed Financial Information

                  (2)      Financial  statements and schedules  included in Part
                           B:

                           Jackson National Separate Account - I:
                           Report of Independent Accountants
                           Statement of Assets and Liabilities as of
                                December 31, 1999
                           Statement of Operations for the Year Ended
                                December 31, 1999
                           Statement of  Changes  in Net Assets for the
                                Years  Ended  December  31, 1999 and
                                December 31, 1998
                           Schedule of Investments at December 31, 1999
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:
                                Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                1999 and 1998
                           Consolidated Income Statement for the
                                years ended December 31, 1999, 1998 and
                                1997
                           Consolidated   Statement  of   Stockholder's
                                Equity and Comprehensive  Income for
                                the years ended  December  31, 1999,
                                1998 and 1997
                           Consolidated Statement of Cash flows for the
                                years ended December 31, 1999, 1998 and
                                1997
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.      Description

         1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999.

         2.       Not Applicable

         3. Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.


         4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         b. Form of the Defined Strategies Variable Annuity Contract, attached hereto.


         5.a.     Form  of  the   Perspective   Fixed   and   Variable   Annuity
                  Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

         b. Form of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.


         c. Form of the Defined Strategies Variable Annuity Application, attached hereto.


         6.a.     Articles  of  Incorporation  of  Depositor,   incorporated  by
                  reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         b.       Bylaws  of  Depositor,   incorporated   by  reference  to  the
                  Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         7.       Not Applicable

         8.       Not Applicable

         9.       Opinion and Consent of Counsel, attached hereto.

         10.      Consent of Independent Accountants, attached hereto.

         11.      Not Applicable

         12.      Not Applicable

         13.      Schedule  of  Computation  of  Performance,   incorporated  by
                  reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         14.      Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         John B. Banez                      Vice President -
         5901 Executive Drive               Systems and Programming
         Lansing, Michigan  48911

         Jonathan Bloomer                   Chairman and Director
         Laurence Pountney Bill
         London, England  EC4R 0EU

         Charles R. Copley, Jr.             Vice President - Corporate
         5901 Executive Drive               Communications
         Lansing, Michigan 48911

         Gerald W. Decius                   Vice President -
         5901 Executive Drive               Systems Model Office
         Lansing, Michigan 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Joseph D. Emanuel                  Vice President & Associate
         5901 Executive Drive               General Counsel
         Lansing, Michigan 48911

         Robert A. Fritts                   Vice President &
         5901 Executive Drive               Controller - Financial
         Lansing, Michigan 48911            Operations

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Product Development &
         Lansing, Michigan 48911            Special Markets

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Marketing
         Lansing, Michigan  48911

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer and
         Lansing, Michigan 48911            Director

         Victor Gallo                       Senior Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, Michigan 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, Michigan 48911

         Stephen A. Hrapkiewicz             Vice President - Human
         5901 Executive Drive               Resources
         Lansing, Michigan 48911

         Brion S. Johnson                   Senior Vice President -
         5901 Executive Drive               Financial Operations
         Lansing, Michigan 48911            and Treasurer

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, Michigan 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, Michigan 48911

         David LeRoux                       Senior Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Lynn W. Lopes                      Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Clark P. Manning                   Chief Operating Officer
         5901 Executive Drive               and Director
         Lansing, Michigan 48911

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               General Counsel and
         Lansing, Michigan 48911            Secretary

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, Michigan 48911

         Jacky Morin                        Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, Michigan 48911

         J. George Napoles                  Senior Vice President and
         5901 Executive Drive               Chief Information Officer
         Lansing, Michigan 48911

         Mark D. Nerud                      Vice President - Fund
         5901 Executive Drive               Accounting and Administration
         Lansing, Michigan 48911

         John O. Norton                     Vice President - Actuary and
         5901 Executive Drive               Appoint Actuary
         Lansing, Michigan 48911

         Bradley J. Powell                  Vice President - Institutional
         5901 Executive Drive               Marketing Group
         Lansing, Michigan 48911

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, Michigan 48911

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer and Director
         Lansing, Michigan 48911

         Scott L. Stolz                     Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, Michigan 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, Michigan 48911

         Connie J. Van Doorn                Vice President -
         5901 Executive Drive               Variable Annuity
         Lansing, Michigan 48911            Administration

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership             Principal Business

Anoka Realty      Delaware          100% Jackson          Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%                  Holding Company
Holdings, Inc.                      Holborn               Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke           Holding Company
Finance                             Holdings, Inc.        Activities
Corporation

Brooke Life       Michigan          100% Brooke           Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson        Manufacturing
Steel             Carolina          National Life         Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson         Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson         Holding Company
Holdings, Inc.                      National Life         Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson          Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential        Holding Company
Delaware                            One Limited,          Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Federal     California        100% Jackson          Marketing
Service                             Federal               Agency
Corporation                         Savings Bank

IPM Products      Delaware          93% Jackson           Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL              Savings & Loan
Federal                             Thrift
Savings Bank                        Holdings, Inc.

Jackson           Michigan          100% Jackson          Investment Adviser,
National                            National Life         and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson          Advertising/
National                            National Life         Marketing
Life                                Insurance             Corporation and
Distributors,                       Company               Broker/Dealer
Inc.

Jackson           New York          100%                  Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law            Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson          Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson          Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson          Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson          Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY            Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY            Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson          Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson          Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National         Broker/Dealer
Planning                            Planning              and Investment
Corporation                         Holdings, Inc.        Adviser

National          Delaware          100% Brooke           Holding Company
Planning                            Holdings, Inc.        Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke           Holding Company
Inc.                                Holdings, Inc.        Activities

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%                  Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly              Financial
Corporation       Kingdom           Traded                Institution
PLC

Prudential        England and       100%                  Holding
One Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Two Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Three Limited     Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                  Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.


Item 27. Number of Contract Owners as of March 31, 2000.

                  Non-Qualified - 40,475
                  Qualified - 40,288


Item 28.  Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI, the JNLNY Separate Account I and the JNLNY Separate Account II.


         (b)      Directors and Officers of Jackson National Life  Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Marketing
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Marketing
         401 Wilshire Boulevard             Services
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Sales/Deal
         401 Wilshire Blvd.                 Direct
         Suite 1200
         Santa Monica, CA 90401

         Michael A. Hamilton                Vice President - Resource
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - IMG
         5901 Executive Drive
         Lansing, Michigan 48911

         Kristina Zimmerman                 Vice President - Advanced
         401 Wilshire Boulevard             Markets
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------


Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  5901 Executive Drive
                  Lansing, Michigan 48911

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable

                  (b)      Not Applicable

                  (c)      Not Applicable

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance
                  Company.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) if the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2000.

                           Jackson National Separate Account - I
                           -------------------------------------
                           (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping by Thomas J. Meyer*
                                -----------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                           ---------------------------------------
                                    (Depositor)

                           By: /s/ Andrew B. Hopping by Thomas J. Meyer*
                               -----------------------------------------
                               Andrew B. Hopping
                               Executive Vice President -
                               Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jonathan Bloomer by Thomas J. Meyer*             April 27, 2000
---------------------------------------------        --------------
Jonathan Bloomer, Chairman and Director

/s/ Robert P. Saltzman by Thomas J. Meyer*           April 27, 2000
---------------------------------------------        --------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning by Thomas J. Meyer*             April 27, 2000
---------------------------------------------        --------------
Clark P. Manning, Chief Operating
Officer and Director

Andrew B. Hopping by Thomas J. Meyer*                April 27, 2000
---------------------------------------------        --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer                                  April 27, 2000
---------------------------------------------        --------------
* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY  THESE  PRESENTS,  that  each of the  undersigned  as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 31st day of March 2000.


/s/ Jonathan Bloomer
----------------------------------------------
Jonathan Bloomer, Director

/s/ Robert P. Saltzman
----------------------------------------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning
----------------------------------------------
Clark P. Manning, Chief Operating Officer
and Director

/s/ Andrew B. Hopping
----------------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

                                  EXHIBIT LIST


Exhibit
Number   Description
------   -----------

4.b. Form of the Defined Strategies Variable Annuity Contract, attached hereto as EX-99.B4-b

5.c. Form of the Defined Strategies Variable Annuity Application, attached hereto as EX-99.B5-c.

9.       Opinion and Consent of Counsel, attached hereto as EX-99.B9

10.      Consent of Independent Accountants, attached hereto as EX-99.B10